UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE

68130

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:  10/31/14

Item 1.  Reports to Stockholders.

Looking long-term

QUARTERS ONLY
50¢

Semi-Annual Report | AdvisorOne Funds | October 31, 2014

AdvisorOne Funds

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Portfolio Management Team	3
Amerigo Fund - Portfolio Summary	5
Amerigo Fund - Performance Update	6
Clermont Fund - Portfolio Summary	7
Clermont Fund - Performance Update	8
Select Allocation Fund - Portfolio Summary	9
Select Allocation Fund - Performance Update	10
Descartes Fund - Portfolio Summary	11
Descartes Fund - Performance Update	12
Liahona Fund - Portfolio Summary	13
Liahona Fund - Performance Update	14
Enhanced Income Fund - Portfolio Summary	15
Enhanced Income Fund - Performance Update	16
Flexible Income Fund - Portfolio Summary	17
Flexible Income Fund - Performance Update	18
Select Appreciation Fund - Portfolio Summary	19
Select Appreciation Fund - Performance Update	20
Shelter Fund - Portfolio Summary	21
Shelter Fund - Performance Update	22
Amerigo Fund - Schedule of Investments	23
Clermont Fund - Schedule of Investments	25
Select Allocation Fund - Schedule of Investments	28
Descartes Fund - Schedule of Investments	31
Liahona Fund - Schedule of Investments	32
Enhanced Income Fund - Schedule of Investments	34
Flexible Income Fund - Schedule of Investments	39
Select Appreciation Fund - Schedule of Investments	42
Shelter Fund - Schedule of Investments	44
Statements of Assets and Liabilities	45
Statements of Operations	47
1

AdvisorOne Funds Semi-Annual Report

Table of Contents, cont’d.

Amerigo Fund - Statements of Changes in Net Assets	49
Clermont Fund - Statements of Changes in Net Assets	49
Select Allocation Fund - Statements of Changes in Net Assets	50
Descartes Fund - Statements of Changes in Net Assets	50
Liahona Fund - Statements of Changes in Net Assets	51
Enhanced Income Fund - Statements of Changes in Net Assets	51
Flexible Income Fund - Statements of Changes in Net Assets	52
Select Appreciation Fund - Statements of Changes in Net Assets	52
Shelter Fund - Statements of Changes in Net Assets	53
Amerigo Fund - Financial Highlights	54
Clermont Fund - Financial Highlights	56
Select Allocation Fund - Financial Highlights	57
Descartes Fund - Financial Highlights	58
Liahona Fund - Financial Highlights	59
Enhanced Income Fund - Financial Highlights	60
Flexible Income Fund - Financial Highlights	61
Select Appreciation Fund - Financial Highlights	62
Shelter Fund - Financial Highlights	63
Notes to Financial Statements	64
Shareholder Expense Example	84
2

AdvisorOne Funds Semi-Annual Report

Letter From The Portfolio Management Team

Dear Shareholders,

The bull market continues. The six months ending on October 31, 2014 witnessed more strong gains in the global stock markets, with the United States leading the way. The overall U.S. market, as defined by the Russell 3000, gained nearly 8% during this time frame. The S&P 500 (a benchmark of mostly larger companies) gained 8% and the Russell 2000 (a benchmark for small cap stocks) was up 5%. As mentioned in our last letter, this bull market ranks among the strongest ever in U.S. market history.

The AdvisorOne Funds continue to participate in these gains. Though globally balanced, portfolios have not had the same level of absolute returns as the S&P 500. For instance, international stocks, led by losses in Europe, lost 3% over the last six months (though emerging market stocks did gain 4%). Fixed income, as defined by the Barclays Aggregate Bond Index (a benchmark for the overall domestic bond market), gained 2%.

Performance in the AdvisorOne Funds was impacted by a few key factors. First, the positives: our emphasis on larger companies over small companies added value. In addition, our overall sector positioning added value, led by our emphasis on technology.

The leading negative, however, was our emphasis on international equities. We continue to build our international position on relative market weakness due to our belief that expected returns in the international markets - both developed and emerging - appear superior to the U.S. in the years ahead. Given the outperformance of the U.S. in recent years, valuations are simply more attractive overseas. Secondarily, the AdvisorOne Funds have been slightly defensive due to concerns regarding the overall valuation of the U.S. market. Again, this is a by-product of a mature bull market.

We continue to build the various portfolios around the CLS Investment Themes:

●	International: We are adding international securities. Strategically, we believe that incorporating international securities alongside domestic should enhance portfolio returns and reduce risks over time. Tactically, we believe the international markets may offer strong returns moving forward.

●	High-Quality: Tactically, we believe this is a time to emphasize high-quality companies. The economic expansion and equity bull market are both mature, and high-quality companies tend to do better in this environment. Historically, high-quality companies have outperformed when the expansion and bull market ends.

●	Technology: Technology stocks continue to sport attractive valuations. We are maintaining this position.

●	Creative diversification: Given the low level of interest rates, we continue to be creative in how to diversify our equity-dominated portfolios. We can do this in two ways. First, we have been tactical in our fixed income exposures. We have been actively managing our duration (i.e., interest rate sensitivity), credit, and sector exposures. Currently, our portfolios are less interest-rate sensitive than the over-all bond market, are tilted toward credit, and have notable exposure in corporate bonds. Second, we use alternative asset class segments and strategies.
3

AdvisorOne Funds Semi-Annual Report

The portfolio turnover rates have been lower than usual this year. This, however, has been mostly the function of fund flows, where inflows have made it easier to reshape our holdings without incurring official portfolio turnover. It has also made it easy for most of the funds to remain tax-friendly, with most funds anticipated to have minimal capital gain distributions.

Sincerely,

Portfolio Management Team

On November 3, 2014, the names of each AdvisorOne Fund were changed. For additional information about these changes, refer to the Notes to Financial Statements at the back of this Report.

4

AdvisorOne Funds Semi-Annual Report	Amerigo Fund - Portfolio Summary
Portfolio Commentary

Amerigo generated a 3.1% total return for the six months ending October 31, 2014. The Fund has a Risk Budget of 100 (i.e., over time is approximately as risky as a diversified equity portfolio consisting of 80% domestic equities and 20% international equities). The Fund trailed its benchmark during this time frame, primarily due to its exposure to international securities.

Moving forward, the Fund’s notable positions include tilts towards international equities, with an emphasis in emerging markets, Europe, and Asia. Relative valuations, accommodative monetary policy and improving growth prospects drive this positioning.

Regarding overall equity positioning, we remain slightly defensive on the market due to valuations concerns. This positioning helped during the two months that the market posted losses. Digging deeper into our equity positioning among domestic sectors, the largest sector tilt is towards the technology sector. Technology stocks are trading at or near their most attractive relative valuations in some time. This is dominated by large cap tech stocks, which is also helping the Fund’s emphasis on high-quality stocks (i.e., companies with stronger balance sheets and more consistent profitability). The Fund also has a slight emphasis in energy and consumer staples stocks. There has been much less emphasis in consumer discretionary stocks, which are overvalued according to historical relative valuations.

Trades in recent months have been to emphasize CLS’s Investment Themes, including tilts to high-quality equities and international stocks. Turnover for the Fund over the last six months was 7%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

Vanguard Dividend Appreciation ETF	9.35%
This Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
SPDR - Technology Select Sector Fund	6.07%
This Fund seeks to closely match the returns and characteristics of the Technology Select Sector of the S&P 500 Index.
iShares - MSCI EAFE ETF	6.04%
This Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Austral-asian and Far Eastern markets, as measured by the MSCI EAFE Index.
iShares - MSCI USA Quality Factor ETF	5.77%
This Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
PowerShares - QQQ Trust Series 1	5.45%
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.
iShares - Russell 1000 Growth ETF	5.33%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.
iShares - Core MSCI Emerging Market ETF	4.73%
This Fund seeks to track the investment results of an index composed of large- and mid-capital- ization emerging market equities.
PowerShares International Dividend Achievers Portfolio	4.58%
This Fund seeks investment results that generally correspond to the price and yield of the Share BuyBack Achievers Index.
WisdomTree Emerging Markets Equity Income Fund	4.27%
This Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.
SPDR - Energy Select Sector Fund	4.16%
This Fund seeks to invest in a wide array of industrial companies including aerospace, defense, building products, construction, engineering, electrical equipment, and others.

5

AdvisorOne Funds Semi-Annual Report	Amerigo Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class C Shares[1]	2.60%	8.36%	12.51%	10.84%	5.96%	2.50%	7/13/00
Class N Shares[2]	3.07%	9.25%	13.56%	11.93%	6.99%	6.07%	7/14/97

*	Figure is not annualized.

[1]	Class C Shares are subject to a CDSC of 1% on shares redeemed within 18 months of purchase.

[2]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Amerigo Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Amerigo Fund Class C and Class N for the fiscal year ending October 31, 2014 were 2.44% and 1.44%, respectively. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US). The index inception date of the MSCI ACWI (ex-US) Index is 12/31/1998.
6

AdvisorOne Funds Semi-Annual Report	Clermont Fund - Portfolio Summary
Portfolio Commentary

Clermont generated a 1.5% total return for the six months ending October 31, 2014. The Fund has a Risk Budget of 55 (i.e., over time, the Fund is 55% as risky as a diversified stock portfolio consisting of 80% domestic equities and 20% international equities). The Fund trailed its benchmark during this time frame, primarily due to its exposure to international securities.

Moving forward, the Fund’s notable positions include tilts towards international equities, with an emphasis in emerging markets, Europe, and Asia. Relative valuations, accommodative monetary policy, and improving growth prospects drive this positioning.

Regarding overall equity positioning, we remain slightly defensive on the market due to valuations concerns. This positioning helped during the two months that the market posted losses. Digging deeper into our equity positioning among domestic sectors, the largest sector tilt is towards the technology sector. Technology stocks are trading at or near their most attractive relative valuations in some time. This is dominated by large cap tech stocks, which is also helping the Fund’s emphasis on high-quality stocks (i.e., companies with stronger balance sheets and more consistent profitability). The Fund also has a tilt towards consumer staples stocks.

The duration for the Fund’s fixed income assets is slightly lower (less interest-rate sensitive) than the overall bond market. We still want high-quality duration in the portfolio to diversify equity exposure, but want to maintain below benchmark weights due to the overall low level of interest rates.

In terms of credit exposure, the Fund is currently positioned to perform better if credit outperforms. That said, fixed income trades in recent months have been made to improve the credit quality of the Fund.

Turnover for the Fund over the last six months was 16%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

Vanguard Dividend Appreciation ETF	9.98%
This Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
PIMCO Total Return Active ETF	7.94%
This Fund is a diversified portfolio of high quality bonds that is actively managed in an effort to maximize return in a risk-controlled framework.
iShares - TIPS Bond ETF	7.02%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
iShares - MSCI USA Quality Factor ETF	5.67%
This Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
PIMCO Enhanced Short Maturity Active ETF	5.60%
This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
iShares - Floating Rate Bond ETF	5.26%
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Floating Rate Note <5 Years Index.
iShares - JP Morgan USD Emerging Markets Bond ETF	3.96%
This Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, emerging market bonds.
PowerShares International Dividend Achievers Portfolio	3.91%
This Fund seeks investment results that generally correspond to the price and yield of the Share BuyBack Achievers Index.
Vanguard FTSE Europe ETF	3.68%
This Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
iShares - Global 100 ETF	3.46%
This Fund seeks investment results that correspond generally to the price and yield performance of global large-cap stocks.

7

AdvisorOne Funds Semi-Annual Report	Clermont Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	1.48%	4.59%	8.16%	8.19%	4.38%	3.74%	7/14/97

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Clermont Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Clermont Fund are 1.53%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. The index inception date of the MSCI ACWI (ex-US) Index is 12/31/1998.
8

AdvisorOne Funds Semi-Annual Report	Select Allocation Fund - Portfolio Summary
Portfolio Commentary

Select Allocation generated a 2.9% total return for the six months ending October 31, 2014. The Fund has a Risk Budget of 80 (i.e., over time is approximately 80% as risky as a diversified stock portfolio consisting of 80% domestic equities and 20% international equities). The Fund slightly trailed its benchmark during this time frame, primarily due to its allocation to international securities.

The Fund has an emphasis in the following sectors: technology, health care, and energy. Internationally, the Fund is focused on emerging market countries, such as those in Latin America, Asia, Africa, and the Middle East. The overall allocation is focused on high-quality, low value areas of the market that offer consistent growth opportunities.

Trading in recent months has focused on taking profits from the heavy allocation to technology, and redistributing funds toward energy and health care. International opportunities have also been a focus, with funds deployed toward international areas we feel offer relative value and stability, such as Japan, Asia, and Canada.

Turnover for the Fund over the last six months was 19%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares - MSCI EAFE ETF	5.85%
This Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Austral-asian and Far Eastern markets, as measured by the MSCI EAFE Index.
PowerShares - QQQ Trust Series 1	4.80%
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.
iShares - MSCI ACWI ex US ETF	4.37%
This Fund seeks investment results that correspond generally to the price and yield performance of the MSCI All Country World Index ex U.S.A.
iShares - Floating Rate Bond ETF	4.23%
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclay’s U.S. Floating Rate Note <5 Years Index.
SPDR Dow Jones Industrial Average ETF Trust	4.23%
SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.
PIMCO Enhanced Short Maturity Active ETF	3.66%
This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
Vanguard Health Care ETF	3.50%
This Fund seeks to track the performance of a benchmark index that measures the investment return of health care stocks.
Vanguard Large-Cap ETF	3.09%
The Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard Growth ETF	3.04%
This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.
SPDR Energy Select Sector Fund	3.04%
This Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P® Energy Select Sector Index.

9

AdvisorOne Funds Semi-Annual Report	Select Allocation Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	2.87%	7.52%	11.58%	10.46%	N/A	4.59%	1/27/06

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Allocation Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Select Allocation Fund are 1.54%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 80% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index.
10

AdvisorOne Funds Semi-Annual Report	Descartes Fund - Portfolio Summary
Portfolio Commentary

Descartes returned 4.8% over the prior six months. The Fund has a Risk Budget of 90 (i.e., over time is approximately 90% as risky as a diversified stock portfolio consisting of 80% domestic equities and 20% international equities). The Fund slightly trailed its benchmark during this time frame, primarily due to its allocation to international securities.

The Fund’s largest portfolio tilts are focused in technology and healthcare, both of which correspond to CLS’s Investment Themes. These tilts emphasize undervalued, high- quality sectors, which focus on innovative companies.

The Fund is also tilted towards domestic large cap securities, and as a result, has lower allocations to domestic small caps. Large cap securities are more attractively valued and have a better risk/return proposition than smaller companies.

Trading in recent months was focused on repositioning fixed income and commodity exposure, as well as increasing the allocation to domestic large cap securities.

Turnover for the Fund over the last six months was 10%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares - MSCI USA Minimum Volatility ETF	13.42%
This Fund seeks to track the investment results of an index composed of U.S. equities.
iShares - Russell 1000 Value ETF	12.77%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.
iShares - S&P 500 Value ETF	12.46%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. large-cap value stocks.
iShares - Russell 1000 Growth ETF	12.09%
This Fund seeks investment results that correspond with the large-capitalization growth sector of the U.S. equity market.
iShares - North American Tech-Software ETF	9.46%
This Fund seeks investment results that correspond generally to the price and yield of the S&P North American Technology Software Index.
iShares - U.S. Healthcare ETF	8.08%
This Fund seeks to track the investment results of an index composed of U.S. equities in the healthcare sector.
Guggenheim S&P 500 Pure Value ETF	7.83%
This Fund seeks to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index.
iShares - MSCI USA Quality Factor ETF	7.51%
This Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
iShares - S&P 100 ETFF	7.08%
The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses.
Vanguard Mega Cap Growth ETF	4.56%
This Fund seeks to track the performance of a benchmark index that measures the investment return of the largest-capitalization growth stocks in the U.S.

11

AdvisorOne Funds Semi-Annual Report	Descartes Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	4.83%	9.91%	12.37%	11.60%	N/A	5.16%	4/19/06

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Descartes Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Decartes Fund are 1.65%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 90% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 10% of the 1-3 month Treasury Bill index.
12

AdvisorOne Funds Semi-Annual Report	Liahona Fund - Portfolio Summary
Portfolio Commentary

Liahona generated a 3.8% total return for the six months ending October 31, 2014. The Fund has a Risk Budget of 70 (i.e., over time is approximately 70% as risky as a diversified stock portfolio consisting of 80% domestic equities and 20% international equities). The Fund barely trailed its benchmark during this time frame, primarily due to its allocation to international securities.

During the six months ending October 31, 2014, the Fund emphasized equity allocations to technology, growth, healthcare, Asia, and Europe. In order to accommodate these positions small caps, consumer discretionary, and Latin America received allocations below the benchmark. The Fund’s bond positioning emphasized short-term bonds over intermediate and long-term bonds.

Redemptions from the Fund contributed to high levels of trading in September and October, eliminating most of the Fund’s positions. Prior to these two months, trading changes were moderate. New positions in dividend-paying technology stocks and currency-hedged international were established over the period, although the technology position was later sold.

Turnover for the Fund over the last six months was 33%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares - 1-3 Year Treasury Bond ETF	14.52%
This Fund seeks to approximate the total rate of return that correspond generally to the price and yield performance, before fees and expenses, of the short-term sector of the United States Treasury market as defined by the U.S. 1-3 Year Treasury Bond Index.
iShares - MSCI EMU ETF	9.43%
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European Monetary Union (“EMU”) markets, as measured by the MSCI EMU Index.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	7.74%
This Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index.
PowerShares S&P International Developed Low Volatility Portfolio	7.55%
This Fund seeks to track the performance of the S&P BMI International Developed Low Volatility Index ND.
iShares - MSCI All Country Asia ex Japan ETF	7.55%
This Fund seeks to track the investment results of an index composed of Asian equities, excluding Japan.
BLDRS Emerging Markets 50 ADR Index Fund	6.32%
This Fund seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the BNY Mellon Emerging Markets 50 ADR Index.
WisdomTree International SmallCap Dividend Fund	5.17%
This Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.
iShares MSCI EAFE Minimum Volatility ETF	4.67%
This Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
SPDR S&P BRIC 40 ETF	3.80%
This Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® BRIC 40® Index.
SPDR S&P Emerging Asia Pacific ETF	3.79%
This Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.

13

AdvisorOne Funds Semi-Annual Report	Liahona Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	3.77%	7.22%	9.27%	9.16%	N/A	3.96%	4/19/06

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Liahona Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Liahona Fund are 1.66%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 70% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 30% of the 1-3 month Treasury Bill index.
14

AdvisorOne Funds Semi-Annual Report	Enhanced Income Fund - Portfolio Summary
Portfolio Commentary

Enhanced Income generated a total return of 1.2% for the six months ending October 31, 2014. The Fund trailed its benchmark during this time frame, primarily driven by weakness in international holdings versus U.S. equities. Sector positioning was positive, with an emphasis to technology.

Covered call income was positive for the six months ending in October. Volatility picked up August through October offering a stronger opportunity for generating covered call income. Covered call writing was especially beneficial during the month of October, when volatility spiked and the equity market declined.

Allocations were increased to energy, health care and industrials. Also our emphasis on technology continues. U.S. exposure was distributed further toward international stocks with an emphasis on Canada, Latin America, and Asia Emerging.

Turnover for the Fund over the last six months was 19%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

SPDR - S&P 500 ETF Trust	20.42%
This unit investment trust consists of a portfolio representing all 500 stocks in the S&P 500 Index.
ProShares Short Dow30	13.18%
ProShares Short Dow30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average Index.
SPDR Dow Jones Industrial Average ETF Trust	12.77%
SPDR Dow Jones Industrial Average ETF seeks to provide investment results that, before expenses, generally correspond to the price and yield performance of the Dow Jones Industrial Average.
ProShares - Short S&P500	12.69%
The Fund seeks daily investment results that correspond to the inverse of the daily performance of the S&P 500 index.
iShares - MSCI EAFE ETF	7.09%
This Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the European, Austral-asian and Far Eastern markets, as measured by the MSCI EAFE Index.
iShares - Core S&P 500 ETF	6.05%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.
PowerShares - QQQ Trust Series 1	5.70%
This Fund seeks to include 100 of the largest, most innovative non-financial companies that trade on the NASDAQ Stock Market, based on market capitalization.
iShares - Russell 2000 ETF	4.73%
This Fund seeks investment results that correspond with the small-capitalization sector of the U.S. equity market.
ProShares Short Russell2000	3.78%
ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index.
Vanguard Health Care ETF	3.27%
This Fund seeks to track the investment results of an index composed of U.S. equities in the healthcare sector.

15

AdvisorOne Funds Semi-Annual Report	Enhanced Income Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	1.15%	4.18%	2.83%	N/A	N/A	5.20%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Enhanced Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Enhanced Income Fund are 1.79%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 40% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 60% of the 1-3 month Treasury Bill index.
16

AdvisorOne Funds Semi-Annual Report	Flexible Income Fund - Portfolio Summary
Portfolio Commentary

Flexible Income generated a total return of 0.98% for the six months ending October 31, 2014. While Flexible Income’s portfolio continues to accept credit risk, we slightly reduced our exposure to high credit bonds in favor of higher quality securities. Further, we increased our exposure to floating rate securities in anticipation of the Federal Reserve raising short term interest rates at some point in 2015.

Although the economic landscape in the U.S. was favorable over the past six months, long-term interest rates fell as growth in other countries continued to weaken and there were no signs of imminent inflation to prompt the Fed to think about raising rates sooner than anticipated. Duration in the Fund remained steady throughout the period, but remains shorter than the benchmark.

Although we continue to expect somewhat subpar growth, we believe it will still allow for short-term rates to grind higher and bond returns to be consistent with the income they generate going forward. Additionally, we continue to maintain a modest equity exposure in the Fund to help drive performance relative to the benchmark.

Turnover for the Fund over the last six months was 1%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares - Floating Rate Bond ETF	6.84%
This Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclay’s U.S. Floating Rate Note <5 Years Index.
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6.25%
This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
PowerShares Senior Loan Portfolio	5.40%
This Fund seeks investment results that generally correspond to the price and yield of S&P/LSTA U.S. Leveraged Loan 100 Index.
iShares Core U.S. Aggregate Bond ETF	5.08%
This Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.
iShares - Intermediate Credit Bond ETF	5.06%
This Fund seeks results that correspond generally to the price and yield performance of the investment grade credit sector of the U.S. bond market.
iShares iBoxx $High Yield Corporate Bond ETF	4.25%
This Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $Liquid High Yield Index.
Vanguard Intermediate-Term Corporate Bond ETF	4.17%
This Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
Vanguard Short-Term Corporate Bond ETF	4.10%
This Fund seeks to track the performance of a market-weighted corporate bond index with a short-term dollar-weighted average maturity.
Vanguard Total Bond Market ETF	3.88%
This Fund seeks to track the performance of a broad, market-weighted bond index.
SPDR Barclays Short Term High Yield Bond ETF	3.86%
This Fund seeks to provide investment results that correspond generally to the price and yield performance of the Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index.

17

AdvisorOne Funds Semi-Annual Report	Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	1.60%	3.29%	3.01%	N/A	N/A	3.83%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not eflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Flexible Income Fund are 1.26%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index.
18

AdvisorOne Funds Semi-Annual Report	Select Appreciation Fund - Portfolio Summary
Portfolio Commentary

Select Appreciation returned 1.9% over the prior six months. The Fund has a Risk Budget of 110 (i.e., over time has 110% of the risk of a diversified stock portfolio consisting of 80% domestic equities and 20% international equities). The Fund trailed its benchmark during this time frame, primarily due to its allocation to international securities and smaller companies.

Moving forward, the Fund’s notable positions include a tilt towards international equities, with a focus on developed European and Asian equities. With expectations and valuations low for European equities, and improving economic growth, this is the Fund’s largest portfolio tilt. Low valuations, improving economic momentum, and increasing liquidity in both developed and emerging Asian economies has warranted an increased allocation by the Fund.

Among domestic sectors, the largest portfolio tilts are focused on technology and healthcare. Both of which correspond to CLS’s Investment Themes. These tilts emphasize undervalued, high-quality sectors that focus on innovative companies. To maintain the Fund’s diversified nature, specific subsectors such as medical devices, pharmaceuticals, and semiconductors were emphasized.

Recent trades increased the allocation to the attractive international regions, reduced domestic sectors with higher valuations, and increased the Fund’s weight towards larger companies.

Turnover for the Fund over the last six months was 12%

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.
Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

Market Vectors Morningstar Wide Moat ETF	7.79%
This Fund is a rules-based, equal-weighted index intended to offer exposure to the 20 most attractively priced companies with sustainable competitive advantages.
Guggenheim S&P 500 Equal Weight ETF	7.13%
This Fund seeks to replicate as closely as possible the performance of the S&P 500 Equal Weight Index.
iShares - MSCI ACWI ETF	6.25%
This Fund seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities.
First Trust NASDAQ Technology Dividend Index Fund	6.07%
This Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend IndexSM.
iShares - International Select Dividend ETF	5.58%
This Fund seeks investment results that correspond generally to the price and yield performance of the Dow Jones EPAC Select Dividend Index.
WisdomTree Europe SmallCap Dividend Fund	5.55%
The Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.
PowerShares Dynamic Market Portfolio	5.41%
This Fund seeks investment results that generally correspond to the price and yield of the Dynamic Market IntellidexSM Index.
iShares - U.S. Medical Devices ETF	4.75%
This Fund seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.
ProShares Large Cap Core Plus	4.37%
This Fund seeks investment results that track the performance of the Credit Suisse 130/30 Large Cap Index.
PowerShares Dynamic Pharmaceuticals Portfolio	4.29%
This Fund seeks investment results that gener ally correspond to the price and yield of the Dynamic Pharmaceuticals IntellidexSM Index.

19

AdvisorOne Funds Semi-Annual Report	Select Appreciation Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	1.93%	7.96%	14.35%	11.93%	N/A	11.61%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Select Appreciation Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Select Appreciation Fund are 1.92%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 110% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US).
20

AdvisorOne Funds Semi-Annual Report	Shelter Fund - Portfolio Summary
Portfolio Commentary

Shelter generated a 4.8% total return for the six months ending October 31, 2014. The Fund beat its benchmark by 0.7%, primarily due to its above benchmark stock allocation during a period of positive market performance. The Fund also benefited from positive performance from the lower risk stock allocations used when the portfolio becomes more defensive.

During the six months ending October 31, 2014, markets were fairly calm and there were only two moves designed to add protection to the portfolio. The first one, in late July, was short-lived and had a minimal effect on the portfolio. The second one, beginning in early October, triggered a greater shift towards protected assets. As of October 31st the portfolio is 25% invested in low and minimum volatility positions in order to reduce risk.

Over the period, the Fund emphasized growth stocks relative to value stocks. The Fund also reduced its position in small and mid-cap stocks in favor of large cap stocks and international stocks.

Turnover for the Fund over the last six months was 39%.

*Based on total net asset value as of October 31, 2014. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

Top Ten Portfolio Holdings*	*Percentages based on Net Assets

iShares - S&P 500 Growth ETF	17.74%
This Fund seeks investment results that correspond with performance of the large- capitalization growth sector of the U.S. equity market.
Vanguard Growth ETF	16.36%
This Fund is an exchange-traded share class of Vanguard Growth Index Fund, which is designed to track the performance of the MSCI US Prime Market Growth Index.
iShares - S&P 500 Value ETF	15.60%
This Fund seeks investment results that correspond generally to the price and yield performance of U.S. large-cap value stocks.
Vanguard Value ETF	14.73%
This Fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization value stocks.
iShares - MSCI USA Minimum Volatility ETF	9.80%
This Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
iShares - MSCI All Country World Minimum Volatility ETF	9.69%
This Fund seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.
iShares - Core S&P 500 ETF	6.24%
This Fund seeks investment results that correspond with the performance of the large-capitalization sector of the U.S. equity market.
PowerShares S&P 500 Low Volatility Portfolio	5.09%
This Fund seeks investment results that generally correspond to the price and yield of the S&P 500 Low Volatility Index.
Deutsche X-trackers MSCI Europe Hedged Equity ETF	2.84%
This Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Europe US Dollar Hedged Index.

21

AdvisorOne Funds Semi-Annual Report	Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2014

						Since	Inception
	6 Months*	1 Year	3 Year	5 Year	10 Year	Inception	Date
Class N Shares[1]	4.83%	11.46%	9.08%	N/A	N/A	5.61%	12/30/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the Shelter Fund are 1.55%. Performance results reflect a contractual fee waiver by the investment adviser as described in the prospectus of the Fund. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

“S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index or benchmark.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

CLS Investments, LLC (the “Adviser”) has elected to change the benchmark for the Fund. Going forward, the Russell 3000 Index will replace the S&P 500 Index as the Fund’s primary broad-based index. The S&P 500 Index will continue to be shown with the risk budget benchmark information for a period of one year.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

*	Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index.
22

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Amerigo Fund (Unaudited)
October 31, 2014

	Shares	Value
Equity Funds - 97.20%
Balanced Funds - 0.46%
Vanguard Consumer Staples ETF +	22,000	$2,680,040

Commodity Funds - 2.72%
PowerShares DB Commodity Index Tracking Fund *	125,000	2,790,000
PowerShares DB Agriculture Fund * +	502,000	12,881,320
		15,671,320
Developed International - 22.94%
iShares S&P Europe 350 Index ETF +	355,000	15,651,950
iShares MSCI EAFE ETF +	5,453,000	34,871,935
iShares MSCI EMU ETF	297,100	11,111,540
iShares MSCI Italy Capped ETF +	96,000	1,430,400
PowerShares International Dividend Achievers Portfolio +	1,441,498	26,465,903
Vanguard FTSE All-World ex-US ETF +	383,500	18,921,890
Vanguard FTSE Europe ETF	371,500	20,124,155
Vanguard FTSE Pacific ETF +	19,000	1,161,280
WisdomTree Global ex-U.S. Dividend Growth Fund +	52,000	2,662,920
		132,401,973
Emerging Markets - 11.80%
iShares Core MSCI Emerging Markets ETF +	542,000	27,333,060
iShares MSCI All Country Asia ex Japan ETF +	170,000	10,691,300
iShares MSCI Emerging Markets ETF	128,700	5,424,705
WisdomTree Emerging Markets Equity Income Fund	518,935	24,654,602
		68,103,667
Global Equity - 4.96%
FlexShares Global Upstream Natural Resources Index Fund	180,000	5,968,800
iShares Global 100 ETF +	292,200	22,657,188
		28,625,988
Large Cap Core - 20.39%
Consumer Staples Select Sector SPDR Fund +	320,000	14,947,200
Fidelity MSCI Information Technology Index ETF +	71,000	2,177,570
Health Care Select Sector SPDR Fund	218,600	14,705,222
Powershares FTSE RAFI US 1000 Portfolio +	32,000	2,869,760
PowerShares S&P 500 High Quality Portfolio +	100,000	2,244,000
Vanguard Dividend Appreciation ETF	683,016	53,951,434
Vanguard Large-Cap ETF	84,600	7,833,960
Vanguard Mega Cap ETF +	275,000	18,977,750
		117,706,896
Large Cap Growth - 26.30%
iShares MSCI USA Momentum Factor ETF +	52,000	3,450,720
iShares MSCI USA Quality Factor ETF	543,840	33,283,008
iShares Russell 1000 Growth ETF	327,700	30,790,692
iShares Russell Top 200 Growth ETF +	204,500	10,180,010
Powershares QQQ Trust Series 1	310,000	31,434,000
Technology Select Sector SPDR Fund	865,000	35,067,100
Vanguard Information Technology ETF	75,000	7,649,250
		151,854,780

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

23

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Amerigo Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Large Cap Value - 7.63%
SPDR Energy Select Sector Fund +	275,000	$24,040,500
SPDR Financial Select Sector Fund	840,100	20,027,984
		44,068,484

Total Equity Funds (cost $464,750,604)		561,113,148

Money Market Funds - 2.88%
Short-Term Cash - 2.88%
Federated Prime Cash Obligations Fund, 0.04% **	16,617,144	16,617,144
Total Money Market Funds (cost $16,617,144)		16,617,144

Collateral for Securities Loaned - 12.96%
BNY Mellon Overnight Government Fund	24,435,089	24,435,089
Milestone Treasury Obligations Fund Institutional Class	50,000,000	50,000,000
U.S. Treasury Notes: 0.250%-4.250%, 07/15/15 - 5/15/24	387,308	387,308
Total Collateral for Securities Loaned (cost $74,822,397)		74,822,397

Total Investments (cost $556,190,145) - 113.04%		$652,552,689
Liabilities Less Other Assets - Net - (13.04)%		(75,257,362)
NET ASSETS - 100.00%		$577,295,327

*	Non-income producing security.

+	All or a portion of this security is on loan. Total loaned securities had a value of $73,101,556 at October 31, 2014.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

EAFE - Europe, Australasia, Far East

EMU - European Monetary Union

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

24

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Clermont Fund (Unaudited)
October 31, 2014

	Shares	Value
Bond Funds - 36.77%
Intermediate/Long-Term Bonds - 16.16%
iShares 20+ Year Treasury Bond ETF +	19,000	$2,265,750
iShares Floating Rate Bond ETF	442,800	22,454,388
iShares iBoxx $ Investment Grade Corporate Bond ETF +	70,800	8,449,272
PIMCO Total Return Active Exchange-Traded Fund +	311,168	33,873,749
Vanguard Intermediate-Term Corporate Bond ETF	22,500	1,946,700
		68,989,859
International Bond - 5.11%
iShares JP Morgan USD Emerging Markets Bond ETF +	147,399	16,903,717
PIMCO Global Advantage Inflation-Linked Bond Active ETF	100,000	4,894,990
		21,798,707
Short-Term Bonds - 15.50%
iShares TIPS Bond ETF +	265,000	29,966,200
PIMCO Enhanced Short Maturity Active ETF +	236,100	23,916,930
Schwab U.S. TIPs ETF * +	35,000	1,912,050
SPDR Nuveen Barclays Short Term Municipal Bond ETF	65,000	1,586,650
SPDR Barclays Short Term Corporate Bond ETF +	286,099	8,797,544
		66,179,374

Total Bond Funds (cost $154,767,349)		156,967,940

Equity Funds - 60.57%
Alternative - 0.83%
WisdomTree Managed Futures Strategy Fund * +	81,932	3,540,282

Commodity Funds - 3.23%
Market Vectors Junior Gold Miners ETF *	104,000	2,544,880
PowerShares DB Agriculture Fund * +	156,608	4,018,561
PowerShares DB Commodity Index Tracking Fund * +	323,333	7,216,792
		13,780,233

Developed International - 13.46%
iShares MSCI EAFE Minimum Volatility ETF +	180,888	11,622,054
iShares MSCI EMU ETF +	133,100	4,977,940
PowerShares International Dividend Achievers Portfolio +	908,700	16,683,732
Vanguard FTSE All-World ex-US ETF +	145,000	7,154,300
Vanguard FTSE Europe ETF	290,000	15,709,300
WisdomTree Global ex-U.S. Dividend Growth Fund	26,000	1,331,460
		57,478,786
Emerging Markets - 5.64%
iShares Core MSCI Emerging Markets ETF +	66,000	3,328,380
iShares MSCI All Country Asia ex Japan ETF +	127,000	7,987,030
WisdomTree Emerging Markets Equity Income Fund	268,558	12,759,191
		24,074,601

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

25

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2014

	Shares	Value
Global Equity - 4.89%
FlexShares Global Upstream Natural Resources Index Fund	182,997	$6,068,180
iShares Global 100 ETF +	190,700	14,786,878
		20,855,058
Inverse Equity - 2.92%
ProShares Short Russell 2000 * +	778,675	12,458,800

Large Cap Core - 13.96%
First Trust NASDAQ Technology Dividend Index Fund +	42,318	1,146,395
PowerShares S&P 500 High Quality Portfolio +	228,000	5,116,320
RevenueShares Large Cap ETF +	85,000	3,351,550
SPDR Consumer Staples Select Sector Fund +	50,000	2,335,500
SPDR Health Care Select Sector Fund	74,700	5,025,069
Vanguard Dividend Appreciation ETF	539,300	42,599,308
		59,574,142

Large Cap Growth - 13.16%
iShares MSCI USA Quality Factor ETF	395,113	24,180,916
iShares Russell 1000 Growth ETF	46,600	4,378,536
Powershares QQQ Trust Series 1	64,100	6,499,740
SPDR Technology Select Sector Fund	309,000	12,526,860
Vanguard Information Technology ETF	34,000	3,467,660
Vanguard Mega Cap Growth ETF	64,000	5,119,360
		56,173,072
Large Cap Value - 2.48%
SPDR Energy Select Sector Fund	20,000	1,748,400
SPDR Financial Select Sector Fund	370,607	8,835,271
		10,583,671

Total Equity Funds (cost $226,650,482)		258,518,645

Money Market Funds - 3.08%
Short-Term Cash - 3.08%
Federated Prime Cash Obligations Fund, 0.04% **	13,144,465	13,144,465
Total Money Market Funds (cost $13,144,465)		13,144,465

Collateral for Securities Loaned - 12.28%
BNY Mellon Overnight Government Fund	18,426,887	18,426,887
Milestone Treasury Obligations Fund Institutional Class	34,000,000	34,000,000
Total Collateral for Securities Loaned (cost $52,426,887)		52,426,887

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

26

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Clermont Fund (Unaudited) (Continued)
October 31, 2014

Value

Total Investments (cost $446,989,183) - 112.70%	$481,057,937
Liabilities Less Other Assets - Net - (12.70)%	(54,226,492)
NET ASSETS - 100.00%	$426,831,445

+	All or a portion of this security is on loan. Total loaned securities had a value of $51,300,579 at October 31, 2014.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

EMU - European Monetary Union

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

27

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Select Allocation Fund (Unaudited)
October 31, 2014

	Shares	Value
Common Stock - 1.26%
Large Cap Value - 1.26%
Berkshire Hathaway, Inc. - Class B *	27,230	$3,816,557
Total Common Stock (cost $2,595,155)		3,816,557

Bond Funds - 18.63%
High Yield Bonds - 2.58%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	75,100	7,834,432

Intermediate/Long-Term Bonds - 4.23%
iShares Floating Rate Bond ETF	252,941	12,826,638

International Bond - 1.79%
iShares JP Morgan USD Emerging Markets Bond ETF +	47,365	5,431,818

Short-Term Bonds - 10.03%
iShares 1-3 Year Treasury Bond ETF +	60,000	5,082,000
PIMCO Enhanced Short Maturity ETF	109,500	11,092,350
SPDR Barclays Short Term Corporate Bond ETF +	192,166	5,909,105
SPDR Barclays Short Term High Yield Bond ETF	121,500	3,638,925
SPDR Nuveen Barclays Short Term Municipal Bond ETF	192,037	4,687,623
		30,410,003

Total Bond Funds (cost $56,347,579)		56,502,891

Equity Funds - 77.86%
Commodity Funds - 3.07%
GreenHaven Continuous Commodity Index Fund * +	132,000	3,259,080
iShares S&P GSCI Commodity Indexed Trust * +	217,500	6,053,025
		9,312,105
Currency - 0.37%
PowerShares DB US Dollar Index Bullish Fund * +	49,000	1,131,410

Developed International - 13.44%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	105,000	2,940,735
iShares MSCI ACWI ex US ETF +	292,229	13,261,352
iShares MSCI Canada ETF	40,000	1,196,800
iShares MSCI EAFE ETF	277,220	17,728,219
iShares MSCI Italy Capped ETF +	87,000	1,296,300
Schwab International Equity ETF	90,000	2,780,100
WisdomTree International SmallCap Dividend Fund	26,000	1,532,960
		40,736,466

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

28

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Emerging Markets - 10.94%
EGShares Beyond BRICs ETF +	127,503	$2,817,816
Guggenheim China Small Cap ETF +	105,200	2,836,192
iShares Core MSCI Emerging Markets ETF +	175,200	8,835,336
iShares MSCI All Country Asia ex Japan ETF +	62,000	3,899,180
iShares MSCI Brazil Capped ETF	64,500	2,788,980
iShares MSCI Frontier 100 ETF	90,979	3,304,357
iShares MSCI Mexico Capped ETF	43,400	2,970,730
WisdomTree Emerging Markets Equity Income Fund	119,967	5,699,632
		33,152,223
Global Equity - 2.68%
iShares Global Tech ETF +	22,000	2,044,680
iShares Global Healthcare ETF +	43,000	4,304,730
iShares Global Energy ETF	42,600	1,781,106
		8,130,516
Large Cap Core - 18.13%
iShares Core S&P 500 ETF	34,620	7,027,514
Market Vectors Morningstar Wide Moat ETF +	79,600	2,508,196
SPDR Consumer Staples Select Sector Fund ETF	148,200	6,922,422
SPDR Industrial Select Sector Fund	96,200	5,312,164
SPDR Materials Select Sector Fund	49,700	2,405,480
SPDR S&P 500 ETF Trust	18,890	3,809,357
Vanguard Health Care ETF +	85,850	10,622,221
Vanguard Large-Cap ETF	101,190	9,370,194
Vanguard Total Stock Market ETF	67,060	6,975,581
		54,953,129
Large Cap Growth - 15.76%
iShares North American Tech-Software ETF +	51,000	4,588,470
iShares Russell 1000 Growth ETF	54,740	5,143,370
Powershares QQQ Trust Series 1	143,370	14,537,719
SPDR Technology Select Sector Fund	89,130	3,613,330
Vanguard Growth ETF	89,910	9,230,161
Vanguard Information Technology ETF +	77,650	7,919,524
Vanguard Mega Cap Growth ETF +	34,200	2,735,658
		47,768,232
Large Cap Value - 9.69%
SPDR Dow Jones Industrial Average ETF Trust +	73,911	12,819,863
SPDR Energy Select Sector Fund +	105,430	9,216,691
SPDR Financial Select Sector Fund	308,450	7,353,448
		29,390,002
Small/Mid Cap Core - 3.78%
iShares Russell Mid-Cap ETF +	17,230	2,814,176
SPDR S&P MidCap 400 ETF Trust +	9,483	2,447,752
Vanguard Small-Cap ETF +	53,750	6,215,113
		11,477,041

Total Equity Funds (cost $197,570,556)		236,051,124

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

29

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Select Allocation Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Money Market Funds - 3.54%
Short-Term Cash - 3.54%
Federated Prime Cash Obligations Fund, 0.04% **	10,754,574	$10,754,574
Total Money Market Funds (cost $10,754,575)		10,754,574

Collateral for Securities Loaned - 22.55%
BNY Mellon Overnight Government Fund	30,369,049	30,369,049
Milestone Treasury Obligations Fund Institutional Class	38,000,000	38,000,000
Total Collateral for Securities Loaned (cost $68,369,049)		68,369,049

Total Investments (cost $335,636,914) - 123.86%		$375,494,195
Liabilities Less Other Assets - Net - (23.86)%		(72,329,435)
NET ASSETS - 100.00%		$303,164,760

*	Non-income producing security.

+	All or a portion of this security is on loan. Total loaned securities had a value of $66,830,383 at October 31, 2014.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

ACWI - All Country World Index

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

30

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Descartes Fund (Unaudited)
October 31, 2014

	Shares	Value
Equity Funds - 100.49%
Large Cap Core - 20.39%
First Trust NASDAQ Technology Dividend +	22,000	$595,980
iShares MSCI USA Momentum Factor ETF	9,000	597,240
iShares S&P 100 ETF	18,000	1,615,500
iShares U.S. Healthcare ETF	13,000	1,843,400
		4,652,120
Large Cap Growth - 47.72%
iShares MSCI USA Minimum Volatility ETF +	78,000	3,063,058
iShares MSCI USA Quality Factor ETF +	28,000	1,713,600
iShares North American Tech-Software ETF	24,000	2,159,280
iShares Russell 1000 Growth ETF	31,000	2,912,760
Vanguard Mega Cap Growth ETF	13,000	1,039,870
		10,888,568
Large Cap Value - 24.55%
iShares Russell 1000 Value ETF	27,000	2,759,400
iShares S&P 500 Value ETF	31,000	2,842,080
.		5,601,480
Small/Mid Cap Value - 7.83%
Guggenheim S&P 500 Pure Value ETF	33,000	1,786,620

Total Equity Funds (cost $17,762,425)		22,928,788

Collateral for Securities Loaned - 17.53%
Milestone Treasury Obligations Fund Institutional Class	4,000,000	4,000,000
Total Collateral for Securities Loaned (cost $4,000,000)		4,000,000

Total Investments (cost $21,762,425) - 118.02%		$26,928,788
Liabilities Less Other Assets - Net - (18.02)%		(4,110,656)
NET ASSETS - 100.00%		$22,818,132

*	Non-income producing security.

+	All or a portion of this security is on loan. Total loaned securities had a value of $3,606,433 at October 31, 2014.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

31

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Liahona Fund (Unaudited)
October 31, 2014

	Shares	Value
Bond Funds - 14.53%
Short-Term Bonds - 14.53%
iShares 1-3 Year Treasury Bond ETF ^	34,000	$2,879,800

Total Bond Funds (cost $2,874,402)		2,879,800

Equity Funds - 84.66%
Developed International - 50.34%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	54,800	1,534,784
iShares MSCI Belgium Capped ETF	19,900	319,793
iShares MSCI EAFE Minimum Volatility ETF	14,400	925,200
iShares MSCI EMU ETF +	50,000	1,870,000
iShares MSCI France ETF	7,500	191,625
iShares MSCI Germany ETF	5,600	152,488
iShares MSCI Ireland Capped ETF	11,300	376,516
iShares MSCI Israel Capped ETF	4,600	224,894
iShares MSCI Japan ETF	32,500	391,950
iShares MSCI Sweden ETF	11,400	375,288
iShares MSCI United Kingdom ETF	19,800	376,398
PowerShares S&P International Developed Low Volatility Portfolio	46,800	1,497,600
Vanguard FTSE Europe ETF	4,300	232,931
WisdomTree Australia Dividend Fund	5,900	346,979
WisdomTree Europe Hedged Equity Fund	3,500	198,030
WisdomTree International SmallCap Dividend Fund +	17,400	1,025,904
		10,040,380
Emerging Markets - 34.02%
BLDRS Emerging Markets 50 ADR Index Fund	31,700	1,252,150
EGShares Low Volatility Emerging Markets Dividend ETF	9,500	149,435
Guggenheim China Small Cap ETF	14,400	388,224
Guggenheim China Technology ETF	4,000	150,800
iShares MSCI All Country Asia ex Japan ETF +	23,800	1,496,782
iShares Latin America 40 ETF	16,900	620,568
iShares MSCI Malaysia ETF	20,100	308,937
iShares MSCI Mexico Capped ETF	5,500	376,475
iShares MSCI South Africa ETF	2,200	150,458
iShares MSCI Taiwan ETF	22,100	347,412
SPDR S&P BRIC 40 ETF	31,300	753,704
SPDR S&P Emerging Asia Pacific ETF	8,700	751,767
		6,746,712

Total Equity Funds (cost $16,474,640)		16,787,092

Money Market Funds - 1.28%
Short-Term Cash - 1.28%
Federated Prime Cash Obligations Fund, 0.04% **	254,158	254,158
Total Money Market Funds (cost $254,158)		254,158

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

32

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Liahona Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Collateral for Securities Loaned - 17.10%
BNY Mellon Overnight Government Fund	3,390,860	3,390,860
Total Collateral for Securities Loaned (cost $3,390,860)		3,390,860

Total Investments (cost $22,989,272) - 117.57%		$23,311,910
Liabilities Less Other Assets - Net - (17.57)%		(3,484,027)
NET ASSETS - 100.00%		$19,827,883

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

+	All or a portion of this security is on loan. Total loaned securities had a value of $3,301,553 at October 31, 2014.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

EMU - European Monetary Union

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

33

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Enhanced Income Fund (Unaudited)
October 31, 2014

	Shares	Value
Equity Funds - 100.47%
Developed International - 7.09%
iShares MSCI EAFE ETF +	118,200	$7,558,890

Emerging Markets - 5.01%
iShares China Large-Cap ETF +	20,700	826,551
iShares Latin America 40 ETF +	37,000	1,358,640
iShares MSCI Emerging Markets ETF +	75,000	3,161,250
		5,346,441
Inverse Equity - 29.66%
ProShares Short Dow30 * +	583,600	14,058,924
ProShares Short Russell2000 * +	252,000	4,032,000
ProShares Short S&P500 * +	604,000	13,535,640
		31,626,564
Large Cap Core - 29.75%
iShares Core S&P 500 ETF +	31,800	6,455,082
SPDR S&P 500 ETF Trust +	108,000	21,779,281
Vanguard Health Care ETF +	28,200	3,489,186
		31,723,549
Large Cap Growth - 6.12%
Powershares QQQ Trust Series 1 +	59,950	6,078,930
SPDR Technology Select Sector Fund +	11,000	445,940
		6,524,870
Large Cap Value - 15.76%
SPDR Dow Jones Industrial Average ETF Trust +	78,500	13,615,825
SPDR Energy Select Sector Fund +	10,000	874,200
SPDR S&P Bank ETF	70,000	2,314,200
		16,804,225
Small/Mid Cap Core - 7.08%
iShares Russell 2000 ETF +	43,300	5,047,048
SPDR S&P MidCap 400 ETF Trust +	9,700	2,503,764
		7,550,812

Total Equity Funds (cost $104,976,375)		107,135,351

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

34

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Money Market Funds - 0.69%
Federated Prime Cash Obligations Fund, 0.04% **	735,698	$735,698
Total Money Market Funds (cost $735,698)		735,698

Total Investments (cost $105,712,073) - 101.16%		$107,871,049
Liabilities Less Other Assets - Net - (1.16)%		(1,239,418)
NET ASSETS - 100.00%		$106,631,631

+	Subject to written options.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

The market value of securities held to cover written call options at October 31, 2014 was $104,821,151.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

	Contracts**	Value
Schedule of Call Options Written *
iShares China Large-Cap ETF Call	40	$880
November 2014, Exercise Price $41.5
iShares Core S&P 500 ETF Call	65	8,450
November 2014, Exercise Price $205
iShares Core S&P 500 ETF Call	65	975
November 2014, Exercise Price $210
iShares Latin America 40 ETF Call	40	1,600
November 2014, Exercise Price $38
iShares Latin America 40 ETF Call	75	375
November 2014, Exercise Price $39
iShares MSCI EAFE ETF Call	200	10,000
November 2014, Exercise Price $64.5
iShares MSCI EAFE ETF Call	200	3,600
November 2014, Exercise Price $65.5
iShares MSCI Emerging Markets ETF Call	150	2,850
November 2014, Exercise Price $43.5
iShares Russell 2000 ETF Call	85	10,285
November 2014, Exercise Price $118
iShares Russell 2000 ETF Call	42	4,074
November 2014, Exercise Price $118.5
iShares Russell 2000 ETF Call	100	5,400
November 2014, Exercise Price $120

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

35

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2014

	Contracts**	Value
Schedule of Call Options Written * (Continued)
iShares Russell 2000 ETF Call	50	$2,200
November 2014, Exercise Price $120.5
iShares Russell 2000 ETF Call	85	850
November 2014, Exercise Price $123.5
Powershares QQQ Trust Series 1 Call	119	17,969
November 2014, Exercise Price $101
Powershares QQQ Trust Series 1 Call	60	7,620
November 2014, Exercise Price $101.5
Powershares QQQ Trust Series 1 Call	60	6,000
November 2014, Exercise Price $102
Powershares QQQ Trust Series 1 Call	100	5,900
November 2014, Exercise Price $103
Powershares QQQ Trust Series 1 Call	120	3,960
November 2014, Exercise Price $104
Powershares QQQ Trust Series 1 Call	120	2,040
November 2014, Exercise Price $105
ProShares Short Dow30 Call	500	3,750
November 2014, Exercise Price $28
ProShares Short Dow30 Call	500	3,750
November 2014, Exercise Price $29
ProShares Short Russell2000 Call	500	3,750
November 2014, Exercise Price $19
ProShares Short S&P500 Call	500	2,500
November 2014, Exercise Price $25
ProShares Short S&P500 Call	1,500	11,250
November 2014, Exercise Price $26
ProShares Short S&P500 Call	2,000	15,000
November 2014, Exercise Price $27
ProShares Short S&P500 Call	2,000	10,000
November 2014, Exercise Price $28
SPDR Dow Jones Industrial Average ETF Call	150	40,650
November 2014, Exercise Price $172
SPDR Dow Jones Industrial Average ETF Call	75	15,900
November 2014, Exercise Price $172.5

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

36

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2014

	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR Dow Jones Industrial Average ETF Call	75	$15,525
November 2014, Exercise Price $173
SPDR Dow Jones Industrial Average ETF Call	150	21,000
November 2014, Exercise Price $174
SPDR Dow Jones Industrial Average ETF Call	150	17,700
November 2014, Exercise Price $174.5
SPDR Dow Jones Industrial Average ETF Call	185	11,655
November 2014, Exercise Price $176
SPDR Energy Select Sector Fund Call	50	500
November 2014, Exercise Price $93
SPDR Energy Select Sector Fund Call	30	300
November 2014, Exercise Price $93.5
SPDR Energy Select Sector Fund Call	20	60
November 2014, Exercise Price $97
SPDR S&P 500 ETF Call	200	54,400
November 2014, Exercise Price $201
SPDR S&P 500 ETF Call	100	21,300
November 2014, Exercise Price $202
SPDR S&P 500 ETF Call	100	18,600
November 2014, Exercise Price $202.5
SPDR S&P 500 ETF Call	100	16,000
November 2014, Exercise Price $203
SPDR S&P 500 ETF Call	100	13,800
November 2014, Exercise Price $203.5
SPDR S&P 500 ETF Call	100	11,800
November 2014, Exercise Price $204
SPDR S&P 500 ETF Call	180	10,080
November 2014, Exercise Price $206
SPDR S&P 500 ETF Call	200	7,600
November 2014, Exercise Price $207
SPDR S&P MidCap 400 ETF Trust Call	20	6,800
November 2014, Exercise Price $257.5
SPDR S&P MidCap 400 ETF Trust Call	20	1,900
November 2014, Exercise Price $262.5

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

37

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Enhanced Income Fund (Unaudited)(Continued)
October 31, 2014

	Contracts**	Value
Schedule of Call Options Written * (Continued)
SPDR S&P MidCap 400 ETF Trust Call	20	$1,100
November 2014, Exercise Price $265
SPDR S&P MidCap 400 ETF Trust Call	20	200
November 2014, Exercise Price $272.5
SPDR Technology Select Sector Fund Call	20	1,660
November 2014, Exercise Price $40
SPDR Technology Select Sector Fund Call	20	460
November 2014, Exercise Price $41
Vanguard Health Care ETF Call	60	600
November 2014, Exercise Price $127
Total Call Options Written (proceeds $129,105)		$434,618

*	Non-income producing security.

**	Each option contract allows the holder of the option to purchase or sell 50 or 100 shares of the underlying security.

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

38

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Flexible Income Fund (Unaudited)
October 31, 2014

	Shares	Value
Bond Funds - 78.84%
High Yield Bonds - 13.86%
iShares iBoxx $ High Yield Corporate Bond ETF	90,080	$8,335,102
Peritus High Yield ETF	50,444	2,396,594
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,872,694
PowerShares Senior Loan Portfolio +	434,800	10,600,424
		27,204,814
Intermediate/Long-Term Bonds - 36.15%
iShares 3-7 Year Treasury Bond ETF +	41,200	5,040,820
iShares Core U.S. Aggregate Bond ETF	90,626	9,976,110
iShares Core US Credit Bond ETF +	33,450	3,733,355
iShares Floating Rate Bond ETF	264,573	13,416,497
iShares iBoxx $ Investment Grade Corporate Bond ETF +	18,725	2,234,641
iShares Intermediate Credit Bond ETF	90,380	9,933,666
iShares National AMT-Free Muni Bond ETF +	31,275	3,440,876
PIMCO Total Return Active Exchange-Traded Fund	29,700	3,233,142
SPDR Blackstone / GSO Senior Loan ETF	40,000	1,972,400
Vanguard Intermediate-Term Corporate Bond ETF +	94,483	8,174,669
Vanguard Mortgage-Backed Securities ETF	41,000	2,170,540
Vanguard Total Bond Market ETF	92,385	7,608,829
		70,935,545
International Bond - 5.23%
iShares 1-3 Year International Treasury Bond ETF +	5,600	492,940
iShares Emerging Markets Local Currency Bond ETF +	52,400	2,544,020
iShares JP Morgan USD Emerging Markets Bond ETF +	30,350	3,480,538
SPDR DB International Government Inflation-Protected Bond ETF	63,675	3,753,004
		10,270,502
Short-Term Bonds - 23.60%
Guggenheim BulletShares 2014 Corporate Bond ETF	143,930	3,036,923
iShares 1-3 Year Treasury Bond ETF	44,041	3,730,273
iShares Short-Term National AMT-Free Muni Bond ETF +	16,450	1,745,612
iShares TIPS Bond ETF	24,848	2,809,812
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund +	57,500	3,023,925
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	121,117	12,269,152
SPDR Barclays Short Term High Yield Bond ETF	252,775	7,570,611
SPDR Nuveen Barclays Short Term Municipal Bond ETF	166,971	4,075,762
Vanguard Short-Term Corporate Bond ETF +	100,375	8,043,049
		46,305,119

Total Bond Funds (cost $154,598,578)		154,715,980

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

39

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Flexible Income Fund (Unaudited)(Continued)
October 31, 2014

	Shares	Value
Equity Funds - 9.59%
Commodity - 0.98%
United States Commodity Index Fund +	35,500	$1,924,881

Currency - 1.04%
PowerShares DB US Dollar Index Bullish Fund* +	88,000	2,031,920

Developed International - 0.85%
iShares MSCI EAFE ETF	12,500	799,375
iShares MSCI EAFE Value ETF +	16,000	867,840
		1,667,215
Inverse Bond - 0.12%
ProShares UltraShort 20+ Year Treasury *	4,500	238,230

Inverse Equity - 0.24%
ProShares Short S&P500 *	21,000	470,610

Large Cap Core - 1.57%
iShares Core S&P 500 ETF	15,200	3,085,449

Large Cap Value - 2.08%
PowerShares S&P 500 Low Volatility Portfolio +	59,300	2,170,973
Vanguard High Dividend Yield ETF	28,000	1,905,400
		4,076,373
Preferred Security - 2.71%
iShares US Preferred Stock ETF +	46,775	1,859,306
PowerShares Financial Preferred Portfolio +	119,461	2,168,217
PowerShares Preferred Portfolio +	88,700	1,295,020
		5,322,543

Total Equity Funds (cost $17,934,406)		18,817,221

	Principal ($)
U.S. Government and Agency Obligations - 8.28%
Fannie Mae, 4.00%, due 6/1/2041	$640,178	680,517
Fannie Mae, 4.00%, due 9/1/2041	851,248	904,830
Fannie Mae, 4.00%, due 12/1/2041	499,994	531,466
Fannie Mae, 6.00%, due 12/1/2035	478,377	544,554
Fannie Mae, 4.00%, due 2/1/2040	403,255	428,638
Fannie Mae, 6.00%, due 12/1/2038	176,603	199,627
Fannie Mae, 5.00%, due 11/1/2039	479,466	535,607
Fannie Mae, 5.50%, due 4/1/2040	474,659	530,248
Fannie Mae, 3.50%, due 12/1/2030	395,965	416,021

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

40

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Flexible Income Fund (Unaudited)(Continued)
October 31, 2014

	Principal ($)	Value
U.S. Government and Agency Obligations - 8.28% (continued)
Fannie Mae, 3.50%, due 7/1/2032	$747,558	$785,522
Fannie Mae, 5.50%, due 12/1/2039	349,796	393,599
Fannie Mae, 5.00%, due 2/1/2040	789,197	875,881
Fannie Mae, 4.00%, due 10/1/2040	384,698	409,239
Federal Home Loan Banks, 2.90%, due 4/20/2017	187,725	194,250
Federal Home Loan Mortgage Corp., 5.40%, due 3/17/2021	750,000	797,400
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,008,488
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	999,256
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	163,941	185,811
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	231,104	261,912
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	472,023	511,536
Freddie Mac Gold Pool,5.50%, due 6/1/2034	374,646	420,664
Government National Mortgage Association, 3.50%, due 7/16/2039	231,539	240,659
Government National Mortgage Association, 4.00%, due 2/20/2039	537,415	562,551
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,093,750
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,743,750
Total U.S. Government and Agency Obligations (cost $15,679,094)		16,255,776

	Shares
Money Market Funds - 4.65%
Short-Term Cash - 4.65%
Federated Prime Cash Obligations Fund, 0.04% **	9,129,562	9,129,562
Total Money Market Funds (cost $9,129,562)		9,129,562

Collateral for Securities Loaned - 12.88%
Milestone Treasury Obligations Fund Institutional Class	25,000,000	25,000,000
U.S. Treasury Bills, 11/20/14 - 3/5/15	77,694	77,694
U.S. Treasury Bond, 3.875%, 8/15/40	21,684	25,458
U.S. Treasury Notes, 0.125% - 1.625%, 12/31/14 - 3/31/19	146,581	147,126
U.S. TIPs, 0.125%, 4/15/16 - 7/15/22	25,568	27,807
Total Collateral for Securities Loaned (cost $25,278,085)		25,278,085

Total Investments (cost $222,619,725) - 114.24%		$224,196,624
Liabilities Less Other Assets - Net - (14.25)%		(27,953,925)
NET ASSETS - 100.00%		$196,242,699

+	All or a portion of this security is on loan. Total loaned securities had a value of $21 ,331,577 at October 31, 2014.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MBS - Mortgage Backed Security

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

41

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Select Appreciation Fund (Unaudited)
October 31, 2014

	Shares	Value
Equity Funds - 99.58%
Alternative - 6.28%
ProShares Large Cap Core Plus +	46,000	$4,540,660
WisdomTree Managed Futures Strategy Fund * +	46,000	1,987,660
		6,528,320
Developed International - 23.16%
Deutsche X-trackers MSCI Japan Hedged Equity ETF +	107,000	4,351,690
iShares International Select Dividend ETF +	161,000	5,808,880
iShares MSCI ACWI ETF	109,000	6,497,490
iShares MSCI Ireland Capped ETF	50,000	1,666,000
WisdomTree Europe SmallCap Dividend Fund +	111,000	5,769,780
		24,093,840
Emerging Markets - 2.96%
iShares MSCI All Country Asia ex Japan ETF +	27,000	1,698,030
SPDR S&P Emerging Asia Pacific ETF +	16,000	1,382,560
		3,080,590
Global Equity - 3.50%
Cambria Global Value ETF	58,700	1,266,159
PowerShares Global Listed Private Equity Portfolio	214,000	2,375,400
		3,641,559
Inverse Equity - 0.92%
ProShares Short Russell2000 *	60,000	960,000

Large Cap Core - 22.19%
First Trust NASDAQ Technology Dividend Index Fund +	233,000	6,311,969
Guggenheim S&P 500 Equal Weight ETF +	95,000	7,417,600
Market Vectors Wide Moat ETF +	257,000	8,098,070
Materials Select Sector SPDR Fund +	26,000	1,258,400
		23,086,039
Large Cap Growth - 9.85%
iShares PHLX Semiconductor ETF +	49,000	4,270,350
iShares U.S. Oil Equipment & Services ETF +	25,000	1,515,750
Powershares Dynamic Pharmaceuticals Portfolio	65,000	4,464,850
		10,250,950
Large Cap Value - 1.10%
First Trust Capital Strength Portfolio	31,000	1,134,600

Small/Mid Cap Core - 4.50%
Guggenheim Spin-Off ETF	74,000	3,395,860
Trim Tabs Float Shrink ETF +	24,000	1,280,640
		4,676,500
Small/Mid Cap Growth - 8.88%
First Trust US IPO Index Fund +	48,000	2,344,800
iShares U.S. Medical Devices ETF +	46,000	4,939,020
Powershares Dynamic Leisure & Entertainment Portfolio +	57,000	1,950,540
		9,234,360

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

42

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Select Appreciation Fund (Unaudited) (Continued)
October 31, 2014

	Shares	Value
Small/Mid Cap Value - 16.24%
Guggenheim S&P 500 Pure Value ETF	20,000	$1,082,800
Guggenheim Shipping ETF +	120,000	2,430,000
Guggenheim Timber ETF	167,000	4,091,500
iShares U.S. Insurance ETF	75,000	3,654,750
PowerShares Dynamic Market Portfolio +	78,000	5,631,210
		16,890,260

Total Equity Funds (cost $86,597,466)		103,577,018

Money Market Funds - 1.57%
Short-Term Cash - 1.57%
Federated Prime Cash Obligations Fund, 0.04% **	1,634,730	1,634,730
Total Money Market Funds (cost $1,634,730)		1,634,730

Collateral for Securities Loaned - 28.03%
BNY Mellon Overnight Government Fund	14,151,236	14,151,236
Milestone Treasury Obligations Fund Institutional Class	15,000,000	15,000,000
Total Collateral for Securities Loaned (cost $29,151,236)		29,151,236

Total Investments (cost $117,383,432) - 129.18%		$134,362,984
Liabilities Less Other Assets - Net - (29.18)%		(30,346,680)
NET ASSETS - 100.00%		$104,016,304

+	All or a portion of this security is on loan. Total loaned securities had a value of $28,500,847 at October 31, 2014.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

43

AdvisorOne Funds Semi-Annual Report
Schedule of Investments - Shelter Fund (Unaudited)
October 31, 2014

	Shares	Value
Equity Funds - 98.09%
Developed International - 12.53%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	89,000	$2,386,980
iShares MSCI All Country World Minimum Volatility ETF	118,000	8,159,700
		10,546,680
Large Cap Core - 6.25%
iShares Core S&P 500 ETF	25,900	5,257,441

Large Cap Growth - 34.10%
iShares S&P 500 Growth ETF	136,015	14,933,087
Vanguard Growth ETF	134,200	13,776,972
		28,710,059
Large Cap Value - 45.21%
iShares MSCI USA Minimum Volatility ETF	210,000	8,246,700
iShares S&P 500 Value ETF	143,300	13,137,744
PowerShares S&P 500 Low Volatility Portfolio	117,000	4,283,370
Vanguard Value ETF	150,000	12,399,000
		38,066,814

Total Equity Funds (cost $72,093,901)		82,580,994

Money Market Funds - 2.86%
Federated Prime Cash Obligations Fund, 0.04% *	2,412,977	2,412,977
Total Money Market Funds (cost $2,412,977)		2,412,977

Total Investments (cost $74,506,878) - 100.95%		$84,993,971
Liabilities Less Other Assets - Net - (0.95)%		(801,821)
NET ASSETS - 100.00%		$84,192,150

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2014.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

44

AdvisorOne Funds Semi-Annual Report
Statements of Assets and Liabilities (Unaudited)
October 31, 2014

			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
Assets:	Fund	Fund	Fund	Fund	Fund
Investments, at cost	$556,190,145	$446,989,183	$335,636,914	$21,762,425	$22,989,272
Investments in securities, at value *	$652,552,689	$481,057,937	$375,494,195	$26,928,788	$23,311,910
Cash	—	2	—	—	217,993
Receivable for securities sold	—	1,383,857	98,672	973,866	8,946,979
Receivable for fund shares sold	—	194,664	—	1,193	1,271
Receivable for security lending	84,955	90,947	68,135	14,538	39,759
Interest and dividends receivable	—	153,161	43,922	1,426	—
Prepaid expenses and other assets	36,167	28,200	17,805	17,284	21,867
Total Assets	652,673,811	482,908,768	375,722,729	27,937,095	32,539,779
Liabilities:
Securities lending collateral (Note 7)	74,822,397	52,426,887	68,369,049	4,000,000	3,390,860
Due to custodian	—	—	—	908,754	—
Payable for securities purchased	—	2,580,334	3,332,815	—	9,086,742
Dividends payable	—	—	1,973	—	—
Payable for fund shares redeemed	—	665,547	565,021	127,437	124,865
Accrued advisory fees	445,829	311,011	219,355	24,494	45,533
Fees payable to other affiliates	57,789	49,063	42,866	25,410	23,505
Accrued distribution (12b-1) fees	2,185	—	—	—	—
Call options written, at fair value (premiums received $0, $0, $0, $0, $0)	—	—	—	—	—
Accrued expenses and other liabilities	50,284	44,481	26,890	32,868	40,391
Total Liabilities	75,378,484	56,077,323	72,557,969	5,118,963	12,711,896
Net Assets	$577,295,327	$426,831,445	$303,164,760	$22,818,132	$19,827,883
Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$469,359,475	$387,781,269	$260,098,691	$(14,935,181)	$(17,241,656)
Undistributed net investment income (loss)	7,290,526	2,322,238	1,219,468	1,095,165	1,049,891
Accumulated net realized gain (loss) on investments, securities sold short and written options	4,282,782	2,659,184	1,989,320	31,491,785	35,697,010
Net unrealized appreciation (depreciation) on investments, securities sold short, and written options	96,362,544	34,068,754	39,857,281	5,166,363	322,638
Net Assets	$577,295,327	$426,831,445	$303,164,760	$22,818,132	$19,827,883
Class C Shares:
Net assets	$2,655,461	$—	$—	$—	$—
Net asset value and offering price per share (Net assets ÷ Total shares of beneficial interest outstanding)**	$16.99	$—	$—	$—	$—
Total shares outstanding at end of year	156,299	—	—	—	—
Class N Shares:
Net assets	$574,639,866	$426,831,445	$303,164,760	$22,818,132	$19,827,883
Net asset value and offering price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$18.15	$10.98	$11.49	$13.46	$11.01
Total shares outstanding at end of year	31,657,747	38,864,774	26,379,108	1,695,618	1,801,084

*	Includes Securities Loaned $73,101,556; $51,300,579; $66,830,383; $3,606,433; $3,301,553.

**	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

45

AdvisorOne Funds Semi-Annual Report
Statements of Assets and Liabilities (Unaudited)(Continued)
October 31, 2014

	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
Assets:	Fund	Fund	Fund	Fund
Investments, at cost	$105,712,073	$222,619,725	$117,383,432	$74,506,878
Investments in securities, at value *	$107,871,049	$224,196,624	$134,362,984	$84,993,971
Cash	—	—	—	—
Receivable for securities sold	1,042,612	—	1,975,632	—
Receivable for fund shares sold	36,630	76,373	25,371	230,828
Receivable for security lending		61,975	56,533	—
Interest and dividends receivable	10,744	153,346	—	—
Prepaid expenses and other assets	22,723	26,521	39,818	12,057
Total Assets	108,983,758	224,514,839	136,460,338	85,236,856
Liabilities:
Securities lending collateral (Note 7)	—	25,278,085	29,151,236	—
Payable for securities purchased	1,586,960	2,267,400	3,036,829	894,135
Dividends payable	—	—	—	—
Payable for fund shares redeemed	208,461	556,283	139,805	19,278
Accrued advisory fees	57,767	85,653	61,910	57,980
Fees payable to other affiliates	43,352	50,655	23,648	50,944
Accrued distribution (12b-1) fees	—	—	—	—
Call options written, at fair value (premiums received $129,105, $0, $0, $0)	434,618	—	—	—
Accrued expenses and other liabilities	20,969	34,064	30,606	22,369
Total Liabilities	2,352,127	28,272,140	32,444,034	1,044,706
Net Assets	$106,631,631	$196,242,699	$104,016,304	$84,192,150
Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$107,926,137	$194,226,411	$82,854,671	$73,988,662
Undistributed net investment income (loss)	(33,435)	542,618	448,166	760,450
Accumulated net realized gain (loss) on investments, securities sold short and written options	(3,114,534)	(103,229)	3,733,915	(1,044,055)
Net unrealized appreciation (depreciation) on investments, securities sold short, and written options	1,853,463	1,576,899	16,979,552	10,487,093
Net Assets	$106,631,631	$196,242,699	$104,016,304	$84,192,150
Class C Shares:
Net assets	$—	$—	$—	$—
Net asset value and offering price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—
Class N Shares:
Net assets	$106,631,631	$196,242,699	$104,016,304	$84,192,150
Net asset value and offering price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$10.61	$10.39	$13.73	$12.80
Total shares outstanding at end of year	10,053,253	18,893,387	7,576,144	6,575,497

*	Includes Securities Loaned $0; $21,331,577; $28,500,847; $0.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

46

AdvisorOne Funds Semi-Annual Report
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2014

			Select
	Amerigo	Clermont	Allocation	Descartes	Liahona
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$270	$571	$237,733	$258	$326
Dividend income	6,158,446	3,760,353	2,253,690	1,598,359	1,894,228
Securities lending income	215,013	344,325	—	203,473	432,816
Total investment income	6,373,729	4,105,249	2,491,423	1,802,090	2,327,370
Expenses:
Investment advisory fees	2,512,425	1,633,211	1,244,302	725,753	1,134,944
Administration fees	176,267	132,943	111,314	70,409	103,057
Transfer agent fees	79,853	90,849	103,371	74,913	89,015
Accounting fees	61,847	32,463	28,574	23,017	27,306
Professional fees	19,925	14,599	12,547	10,030	13,016
Registration & filing fees	22,616	13,413	13,371	12,602	12,602
Distribution fees (12b-1) - Class C Shares	13,394	—	—	—	—
Chief compliance officer fees	7,716	4,580	3,556	2,382	3,794
Insurance expense	18,277	10,605	8,144	5,452	8,310
Custodian fees	18,266	11,628	8,897	6,177	9,760
Printing and postage expense	32,422	22,383	31,187	12,672	19,323
Trustees’ fees	6,510	6,708	7,138	6,760	6,455
Interest expense	—	—	—	—	22,968
Miscellaneous fees and expenses	3,280	2,784	2,487	1,338	2,433
Total expenses before waivers	2,972,798	1,976,166	1,574,888	951,505	1,452,983
Expenses waived	(68,101)	(95,444)	(142,682)	(119,980)	(130,401)
Net Expenses	2,904,697	1,880,722	1,432,206	831,525	1,322,582
Net Investment Income	3,469,032	2,224,527	1,059,217	970,565	1,004,788
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	13,920,583	385,755	877,420	30,877,617	30,368,941
Securities sold short	—	—	—	—	—
Options written	—	—	—	—	—
Distributions of realized gains by underlying investment companies	—	—	—	—	—
Net payments by affiliates and net realized loss from trade error (Note 3)	—	—	—	—	—
Total net realized gain	13,920,583	385,755	877,420	30,877,617	30,368,941
Net change in unrealized appreciation (depreciation) on investments	(1,431,130)	2,773,302	5,343,701	(27,942,494)	(28,041,690)
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	297,122
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	12,489,453	3,159,057	6,221,121	2,935,123	2,624,373
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,958,485	$5,383,584	$7,280,338	$3,905,688	$3,629,161

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

47

AdvisorOne Funds Semi-Annual Report
Statements of Operations (Unaudited)(Continued)
For the Six Months Ended October 31, 2014

	Enhanced	Flexible	Select
	Income	Income	Appreciation	Shelter
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$149	$243,370	$73	$137
Dividend income	661,941	2,057,415	693,702	823,957
Securities lending income	—	355,877	286,970	—
Total investment income	662,090	2,656,662	980,745	824,094
Expenses:
Investment advisory fees	433,039	564,178	463,249	392,978
Administration fees	50,568	85,035	49,011	49,030
Transfer agent fees	84,560	82,764	51,025	11,121
Accounting fees	20,685	24,811	20,353	20,207
Professional fees	8,208	10,205	8,780	7,302
Registration & filing fees	12,316	12,608	12,153	11,397
Distribution fees (12b-1) - Class C Shares	—	—	—	—
Chief compliance officer fees	1,361	2,374	1,422	602
Insurance expense	3,114	5,683	2,828	1,941
Custodian fees	3,628	6,359	3,579	2,495
Printing and postage expense	13,053	14,558	14,209	4,467
Trustees’ fees	7,014	7,229	5,896	6,307
Interest expense	—	—	—	—
Miscellaneous fees and expenses	1,338	1,622	1,480	406
Total expenses before waivers	638,884	817,426	633,985	508,253
Expenses waived	(133,477)	(122,536)	(101,406)	(55,754)
Net Expenses	505,407	694,890	532,579	452,499
Net Investment Income	156,683	1,961,772	448,166	371,595
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	98,409	54,278	2,170,575	(1,021,581)
Securities sold short	—	—	—	—
Options written	183,624	—	—	—
Distributions of realized gains by underlying investment companies	—	—	—	—
Net payments by affiliates and net realized loss from trade error (Note 3)	—	—	—	—
Total net realized gain	282,033	54,278	2,170,575	(1,021,581)
Net change in unrealized appreciation (depreciation) on investments	925,256	(341,713)	(558,769)	4,320,005
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on written options	(311,737)	—	—	—
Net Realized and Unrealized Gain (Loss) on Investments	895,552	(287,435)	1,611,806	3,298,424
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,052,235	$1,674,337	$2,059,972	$3,670,019

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

48

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets

	Amerigo Fund		Clermont Fund

	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$3,469,032	$3,722,124	2,224,527	$2,470,871
Net realized gain (loss) on investments	13,920,583	23,329,985	385,755	5,492,357
Net realized gain (loss) on securities sold short	—	598	—	—
Net realized gain on written options	—	—	—	—
Distributions of realized gains by underlying investment companies	—	688	—	129,719
Net change in unrealized appreciation (depreciation) on investments	(1,431,130)	39,794,274	2,773,302	9,600,770
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—
Net increase (decrease) in net assets resulting from operations	15,958,485	66,847,669	5,383,584	17,693,717
From Distributions to Shareholders:
From Net Investment Income:
Class N	—	(3,395,804)	—	(8,227,856)
From Net Realized Gains:
Class N	—	—	—	(12,175,847)
Total Dividends and Distributions to Shareholders	—	(3,395,804)	—	(20,403,703)
From Fund Share Transactions (Note 6)	74,632,781	(63,331,099)	115,862,820	7,817,257
Total Increase (Decrease) in Net Assets	90,591,266	120,766	121,246,404	5,107,271

Net Assets:
Beginning of year	486,704,061	486,583,295	305,585,041	300,477,770
End of year	$577,295,327	$486,704,061	426,831,445	$305,585,041
Undistributed (Overdistributed) net investment income at end of year	$7,290,526	$3,821,494	2,322,238	$97,711

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

49

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	Select Allocation Fund		Descartes Fund

	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,059,217	$1,864,244	$970,565	$1,071,993
Net realized gain (loss) on investments	877,420	12,391,937	30,877,617	7,518,713
Net realized gain (loss) on securities sold short	—	—	—	—
Net realized gain on written options	—	857	—	—
Distributions of realized gains by underlying investment companies	—	19,565	—	162,542
Net change in unrealized appreciation (depreciation) on investments	5,343,701	9,910,413	(27,942,494)	11,229,955
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—
Net increase (decrease) in net assets resulting from operations	7,280,338	24,187,016	3,905,688	19,983,203
From Distributions to Shareholders:
From Net Investment Income:
Class N	—	(7,501,089)	—	(2,501,224)
From Net Realized Gains:
Class N	—	(10,843,512)	—	(6,000,662)
Total Dividends and Distributions to Shareholders	—	(18,344,601)	—	(8,501,886)
From Fund Share Transactions (Note 6)	61,457,533	3,191,845	(145,207,454)	(14,182,650)
Total Increase (Decrease) in Net Assets	68,737,871	9,034,260	(141,301,766)	(2,701,333)

Net Assets:
Beginning of year	234,426,889	225,392,629	164,119,898	166,821,231
End of year	$303,164,760	$234,426,889	$22,818,132	$164,119,898
Undistributed (Overdistributed) net investment income at end of year	$1,219,468	$160,251	$1,095,165	$124,600

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

50

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	Liahona Fund		Enhanced Income Fund

	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,004,788	$1,822,020	$156,683	$166,402
Net realized gain (loss) on investments	30,368,941	10,393,177	98,409	3,468,966
Net realized gain (loss) on securities sold short	—	(336,324)	—	—
Net realized gain on written options	—	—	183,624	169,210
Distributions of realized gains by underlying investment companies	—	7,296	—	52,500
Net change in unrealized appreciation (depreciation) on investments	(28,041,690)	7,300,535	925,256	155,928
Net change in unrealized appreciation (depreciation) on securities sold short	297,122	(225,099)	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	(311,737)	(23,641)
Net increase (decrease) in net assets resulting from operations	3,629,161	18,961,605	1,052,235	3,989,365
From Distributions to Shareholders:
From Net Investment Income:
Class N	—	(1,838,765)	(190,118)	(195,452)
From Net Realized Gains:
Class N	—	(19,696,221)	—	(3,400,183)
Total Dividends and Distributions to Shareholders	—	(21,534,986)	(190,118)	(3,595,635)
From Fund Share Transactions (Note 6)	(239,032,457)	9,478,959	13,113,388	(3,004,651)
Total Increase (Decrease) in Net Assets	(235,403,296)	6,905,578	13,975,505	(2,610,921)

Net Assets:
Beginning of year	255,231,179	248,325,601	92,656,126	95,267,047
End of year	$19,827,883	$255,231,179	$106,631,631	$92,656,126
Undistributed (Overdistributed) net investment income at end of year	$1,049,891	$45,103	$(33,435)	$—

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

51

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	Flexible Income Fund		Select Appreciation Fund

	Six Months Ended		Six Months Ended
	October 31, 2014	Year Ended	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$1,961,772	$3,382,585	$448,166	$554,397
Net realized gain (loss) on investments	54,278	53,921	2,170,575	2,103,997
Net realized gain (loss) on securities sold short	—	—	—	—
Net realized gain on written options	—	—	—	—
Distributions of realized gains by underlying investment companies	—	65,788	—	—
Net change in unrealized appreciation (depreciation) on investments	(341,713)	(3,658,462)	(558,769)	12,407,897
Net change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—	—	—
Net increase (decrease) in net assets resulting from operations	1,674,337	(156,168)	2,059,972	15,066,291
From Distributions to Shareholders:
From Net Investment Income:
Class N	(1,875,125)	(3,482,017)	—	(1,400,547)
From Net Realized Gains:
Class N	—	(2,005,920)	—	(12,327,767)
Total Dividends and Distributions to Shareholders	(1,875,125)	(5,487,937)	—	(13,728,314)
From Fund Share Transactions (Note 6)	32,442,994	3,296,263	9,780,236	180,849
Total Increase (Decrease) in Net Assets	32,242,206	(2,347,842)	11,840,208	1,518,826

Net Assets:
Beginning of year	164,000,493	166,348,335	92,176,096	90,657,270
End of year	$196,242,699	$164,000,493	$104,016,304	$92,176,096
Undistributed (Overdistributed) net investment income at end of year	$542,618	$455,971	$448,166	$—

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

52

AdvisorOne Funds Semi-Annual Report
Statements of Changes in Net Assets (Continued)

	Shelter Fund

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$371,595	$398,556
Net realized gain (loss) on investments	(1,021,581)	3,111,750
Net realized gain (loss) on securities sold short	—	—
Net realized gain on written options	—	—
Distributions of realized gains by underlying investment companies	—	—
Net change in unrealized appreciation (depreciation) on investments	4,320,005	4,052,027
Net change in unrealized appreciation (depreciation) on securities sold short	—	—
Net change in unrealized appreciation (depreciation) on written options	—	—
Net increase (decrease) in net assets resulting from operations	3,670,019	7,562,333
From Distributions to Shareholders:
From Net Investment Income:
Class N	—	(178,166)
From Net Realized Gains:
Class N	—	—
Total Dividends and Distributions to Shareholders	—	(178,166)
From Fund Share Transactions (Note 6)	11,208,469	19,101,037
Total Increase (Decrease) in Net Assets	14,878,488	26,485,204

Net Assets:
Beginning of year	69,313,662	42,828,458
End of year	$84,192,150	$69,313,662
Undistributed (Overdistributed) net investment income at end of year	$760,450	$388,855

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

53

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class C Shares

	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$16.56		$14.53	$13.00	$13.73	$11.80	$8.37

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.03		(0.04)	(0.04)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	0.40		2.07	1.57	(0.68)	2.00	3.52
Total income (loss) from investment operations	0.43		2.03	1.53	(0.73)	1.93	3.45

Less distributions from:
Net investment income	—		—	—	—	—	(0.02)
Total distributions from net investment income	—		—	—	—	—	(0.02)

Net asset value, end of year	$16.99		$16.56	$14.53	$13.00	$13.73	$11.80

Total return (c)	2.60	% (f)	13.97%	11.77%	(5.32)%	16.36%	41.17%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$2,655		$2,689	$2,971	$3,146	$3,963	$4,130
Ratio of expenses to average net assets (d)	2.15	% (e)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	2.18	% (e)	2.18%	2.18%	2.17%	2.17%	2.15%
Ratio of net investment income (loss) to average net assets (b)	(0.23	)% (e)	(0.23)%	(0.28)%	(0.41)%	(0.56)%	(0.64)%
Portfolio turnover rate	12	% (f)	27%	69%	19%	53%	29%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Gemini Fund Services, LLC (the “Administrator”) not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

54

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Amerigo Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$17.61		$15.43	$13.72	$14.44	$12.34	$8.75

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.13		0.13	0.10	0.08	0.06	0.04
Net realized and unrealized gain (loss) on investments	0.53		2.17	1.67	(0.71)	2.09	3.68
Total income (loss) from investment operations	0.66		2.30	1.77	(0.63)	2.15	3.72

Less distributions from:
Net investment income	(0.12)		(0.12)	(0.06)	(0.09)	(0.05)	(0.13)
Total distributions from net investment income	(0.12)		(0.12)	(0.06)	(0.09)	(0.05)	(0.13)

Net asset value, end of year	$18.15		$17.61	$15.43	$13.72	$14.44	$12.34

Total return (c)	3.07	% (f)	14.93%	12.91%	-4.31%	17.47%	42.60%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$574,640		$484,015	$483,612	$500,675	$572,587	$555,827
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.18	% (e)	1.18%	1.18%	1.17%	1.17%	1.15%
Ratio of net investment income (loss) to average net assets (b)	1.38	% (e)	0.78%	0.72%	0.59%	0.46%	0.37%
Portfolio turnover rate	12	% (f)	27%	69%	19%	53%	29%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

55

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Clermont Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$10.82		$10.94	$10.10	$10.21	$9.31	$7.48

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.08		0.09	0.19	0.20	0.23	0.22
Net realized and unrealized gain (loss) on investments	0.08		0.56	0.83	(0.10)	0.91	1.82
Total income (loss) from investment operations	0.16		0.65	1.02	0.10	1.14	2.04

Less distributions from:
Net investment income	—		(0.31)	(0.18)	(0.21)	(0.24)	(0.21)
Net realized gains	—		(0.46)	—	—	—	—
Total distributions from net investment income and net realized gains	—		(0.77)	(0.18)	(0.21)	(0.24)	(0.21)

Net asset value, end of year	$10.98		$10.82	$10.94	$10.10	$10.21	$9.31

Total return (c)	1.48	% (f)	6.08%	10.20%	1.12%	12.42%	27.39%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$426,831		$305,585	$300,478	$278,309	$256,329	$215,419
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.21	% (e)	1.23%	1.22%	1.22%	1.23%	1.22%
Ratio of net investment income (loss) to average net assets (b)	1.36	% (e)	0.82%	1.83%	2.09%	2.38%	2.58%
Portfolio turnover rate	16	% (f)	39%	89%	13%	27%	27%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

56

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Select Allocation Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$11.17		$10.91	$9.81	$10.22	$8.92	$6.58

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.09	0.15	0.16	0.16	0.15
Net realized and unrealized gain (loss) on investments	0.27		1.10	1.06	(0.41)	1.31	2.36
Total income (loss) from investment operations	0.32		1.19	1.21	(0.25)	1.47	2.51

Less distributions from:
Net investment income	—		(0.38)	(0.11)	(0.16)	(0.17)	(0.17)
Net realized gains	—		(0.55)	—	—	—	—
Total distributions from net investment income and net realized gains	—		(0.93)	(0.11)	(0.16)	(0.17)	(0.17)

Net asset value, end of year	$11.49		$11.17	$10.91	$9.81	$10.22	$8.92

Total return (c)	2.87	% (f)	11.04%	12.43%	(2.31)%	16.57%	38.27%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$303,165		$234,427	$225,393	$230,562	$240,800	$189,223
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.26	% (e)	1.28%	1.27%	1.27%	1.25%	1.28%
Ratio of net investment income (loss) to average net assets (b)	0.85	% (e)	0.81%	1.45%	1.68%	1.74%	1.80%
Portfolio turnover rate	11	% (f)	46%	69%	33%	26%	40%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

57

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Descartes Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$12.84		$11.98	$10.95	$11.29	$9.48	$6.87

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.09		0.08	0.09	0.06	0.05	0.06
Net realized and unrealized gain (loss) on on investments	0.53		1.45	1.00	(0.34)	1.82	2.63
Total income (loss) from investment operations	0.62		1.53	1.09	(0.28)	1.87	2.69

Less distributions from:
Net investment income	—		(0.20)	(0.06)	(0.06)	(0.06)	(0.08)
Net realized gains	—		(0.47)	—	—	—	—
Total distributions from net investment income and net realized gains	—		(0.67)	(0.06)	(0.06)	(0.06)	(0.08)

Net asset value, end of year	$13.46		$12.84	$11.98	$10.95	$11.29	$9.48

Total return (c)	4.83	% (f)	12.90%	10.03%	(2.43)%	19.80%	39.21%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$22,818		$164,120	$166,821	$173,670	$191,297	$156,512
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.32	% (e)	1.30%	1.27%	1.26%	1.26%	1.27%
Ratio of net investment income (loss) to average net assets (b)	1.35	% (e)	0.65%	0.83%	0.57%	0.53%	0.68%
Portfolio turnover rate	8	% (f)	39%	60%	43%	25%	27%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

58

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Liahona Fund

Selected data based on a share outstanding throughout each year indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$10.61		$10.75	$10.16	$10.48	$9.17	$7.18

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.05		0.08	0.10	0.09	0.11	0.12
Net realized and unrealized gain (loss) on investments	0.35		0.73	0.77	(0.12)	1.32	2.00
Total income (loss) from investment operations	0.40		0.81	0.87	(0.03)	1.43	2.12

Less distributions from:
Net investment income	—		(0.08)	(0.09)	(0.10)	(0.12)	(0.13)
Net realized gains	—		(0.87)	(0.19)	(0.19)	—	—
Total distributions from net investment income and net realized gains	—		(0.95)	(0.28)	(0.29)	(0.12)	(0.13)

Net asset value, end of year	$11.01		$10.61	$10.75	$10.16	$10.48	$9.17

Total return (c)	3.77	% (f)	7.75%	8.66%	(0.09)%	15.72%	29.57%

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$19,828		$255,231	$248,326	$233,472	$229,715	$167,282
Ratio of expenses to average net assets, including dividends from securities sold short and interest income (d)	1.18	% (e)	1.23%	—	—	—	—
Ratio of expenses to average net assets, excluding dividends from securities sold short and interest income (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements, including dividends from securities sold short (d)	1.29	% (e)	1.33%	—	—	—	—
Ratio of expenses to average net assets before waivers and reimbursements, excluding dividends from securities sold short (d)	1.19	% (e)	1.25%	1.24%	1.24%	1.24%	1.29%
Ratio of net investment income (loss) to average net assets (b)	0.89	% (e)	0.72%	0.93%	0.91%	1.17%	1.40%
Portfolio turnover rate	20	% (f)	44%	84%	46%	22%	7%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for years less than one year.

(f)	Not annualized.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

59

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Enhanced Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended
	October 31,		Fiscal Years Ending April 30,
	2014		2014	2013	2012	2011	2010
	(Unaudited)
Net asset value, beginning of year	$10.51		$10.49	$10.16	$11.11	$10.58	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.02		0.02	0.06	0.09	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.10		0.42	0.47	(0.22)	0.83	0.57
Total income (loss) from investment operations	0.12		0.44	0.53	(0.13)	0.94	0.63

Less distributions from:
Net investment income	(0.02)		(0.02)	(0.07)	(0.35)	(0.11)	(0.05)
Net realized gains	—		(0.40)	(0.09)	(0.47)	(0.30)	(0.00	) (c)
Return of capital	—		—	(0.04)	—	—	—
Total distributions from net investment income, net realized gains and return of capital	(0.02)		(0.42)	(0.20)	(0.82)	(0.41)	(0.05)

Net asset value, end of year	$10.61		$10.51	$10.49	$10.16	$11.11	$10.58

Total return (d)	1.15	% (h)(e)	4.18%	5.22%	(0.83)%	9.11%	6.32	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$106,632		$92,656	$95,267	$81,665	$88,164	$53,124
Ratio of expenses to average net assets (f)	1.05	% (g)	1.05%	1.05%	1.05%	1.05%	1.05	% (g)
Ratio of expenses to average net assets before waivers and reimbursements (f)	1.33	% (g)	1.37%	1.36%	1.26%	1.36%	1.90	% (g)
Ratio of net investment income (loss) to average net assets (b)	0.33	% (g)	0.18%	0.60%	0.89%	1.02%	1.07	% (g)
Portfolio turnover rate	57	% (e)	58%	51%	184%	86%	3	% (e)

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(e)	Not annualized.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	Annualized for periods less than one year.

(h)	There was no effect on total return due to the trade error. (Note 3)

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

60

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Flexible Income Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	October 31,		April 30,	April 30,	April 30,	April 30,	April 30,
	2014		2014	2013	2012	2011	2010*
	(Unaudited)
Net asset value, beginning of year	$10.40		$10.76	$10.58	$10.37	$10.11	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.12		0.22	0.26	0.28	0.32	0.15
Net realized and unrealized gain (loss) on investments	(0.00)		(0.23)	0.23	0.22	0.29	0.06
Total income (loss) from investment operations	0.12		(0.01)	0.49	0.50	0.61	0.21

Less distributions from:
Net investment income	(0.13)		(0.22)	(0.26)	(0.29)	(0.32)	(0.10)
Net realized gains	—		(0.13)	(0.05)	—	(0.03)	—
Total distributions from net investment income and net realized gains	(0.13)		(0.35)	(0.31)	(0.29)	(0.35)	(0.10)

Net asset value, end of year	$10.39		$10.40	$10.76	$10.58	$10.37	$10.11

Total return (c)	1.60	% (d)	(0.01)%	4.76%	4.94%	6.10%	2.15	% (d)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$196,243		$164,000	$166,348	$143,125	$107,627	$67,364
Ratio of expenses to average net assets (e)	0.80	% (f)	0.80%	0.80%	0.80%	0.80%	0.80	% (f)
Ratio of expenses to average net assets before waivers and reimbursements (e)	0.94	% (f)	0.97%	0.98%	0.98%	1.01%	1.48	% (f)
Ratio of net investment income (loss) to average net assets (b)	2.26	% (f)	2.08%	2.40%	2.71%	3.07%	2.64	% (f)
Portfolio turnover rate	1	% (d)	24%	51%	8%	10%	3	% (d)

*	The Flexible Income Fund commenced operations on October 5, 2009.

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

61

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Select Appreciation Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,	April 30,	April 30,
	2014		2014	2013	2012	2011	2010*
	(Unaudited)
Net asset value, beginning of year	$13.47		$13.37	$12.52	$13.37	$11.25	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.07		0.08	0.05	0.05	0.04	0.01
Net realized and unrealized gain (loss) on investments	0.19		2.26	1.35	(0.57)	2.15	1.30
Total income from investment operations	0.26		2.34	1.40	(0.52)	2.19	1.31

Less distributions from:
Net investment income	—		(0.23)	(0.05)	—	(0.05)	(0.06)
Net realized gains	—		(2.01)	(0.50)	(0.33)	(0.02)	(0.00	) (c)
Total distributions from net investment income and net realized gains	—		(2.24)	(0.55)	(0.33)	(0.07)	(0.06)

Net asset value, end of year	$13.73		$13.47	$13.37	$12.52	$13.37	$11.25

Total return (d)	1.93	% (e)	17.87%	11.55%	(3.54)%	19.50%	13.14	% (e)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$104,016		$92,176	$90,657	$83,544	$89,200	$66,472
Ratio of expenses to average net assets (f)	1.15	% (g)	1.15%	1.15%	1.15%	1.15%	1.15	% (g)
Ratio of expenses to average net assets before waivers and reimbursements (f)	1.37	% (g)	1.37%	1.38%	1.37%	1.35%	1.90	% (g)
Ratio of net investment income (loss) to average net assets (b)	0.97	% (g)	0.61%	0.42%	0.40%	0.37%	0.23	% (g)
Portfolio turnover rate	19	% (e)	24%	162%	49%	42%	20	% (e)

*	The Select Appreciation Fund commenced operations on October 5, 2009.

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Amount represents less than $0.01 per share.

(d)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(e)	Not annualized.

(f)	Does not include the expenses of the investment companies in which the Fund invests.

(g)	Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

62

AdvisorOne Funds Semi-Annual Report
Financial Highlights
Shelter Fund

Selected data based on a share outstanding throughout each period indicated.

	Class N Shares
	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31,		April 30,	April 30,	April 30,	April 30,	April 30,
	2014		2014	2013	2012	2011	2010*
	(Unaudited)
Net asset value, beginning of year	$12.21		$10.59	$9.93	$11.74	$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss) (a) (b)	0.06		0.09	0.04	(0.02)	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	0.53		1.57	0.62	(1.70)	1.31	0.45
Total income from investment operations	0.59		1.66	0.66	(1.72)	1.35	0.44

Less distributions from:
Net investment income	—		(0.04)	—	—	(0.05)	—
Net realized gains	—		—	—	(0.09)	—	—
Total distributions from net investment income and net realized gains	—		(0.04)	—	(0.09)	(0.05)	—

Net asset value, end of year	$12.80		$12.21	$10.59	$9.93	$11.74	$10.44

Total return (c)	4.83	% (d)	15.66%	6.65%	(14.60)%	12.95%	4.40	% (d)

Ratios and Supplemental Data:
Net assets, end of year (in 000’s)	$84,192		$69,314	$42,828	$63,207	$57,492	$12,444
Ratio of expenses to average net assets (e)	1.15	% (f)	1.15%	1.15%	1.15%	1.15%	1.15	% (f)
Ratio of expenses to average net assets before waivers and reimbursements (e)	1.37	% (f)	1.37%	1.37%	1.29%	1.34%	4.05	% (f)
Ratio of net investment income (loss) to average net assets (b)	0.94	% (f)	0.75%	0.39%	(0.15)%	0.37%	(0.26	)%(f)
Portfolio turnover rate	41	% (d)	158%	291%	311%	89%	0	% (d)

*	Fund commenced operations on December 30, 2009.

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Adviser and Administrator not absorbed a portion of the expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Does not include the expenses of the investment companies in which the Fund invests.

(f)	Annualized for periods less than one year.

Refer to the Notes to Financial Statements at the back of this Report for further information regarding the values set forth above.

63

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)
October 31, 2014

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund (collectively the “Funds” and each individually a “Fund”) are each a diversified series of the Trust.

Fund	Primary Objective
Amerigo Fund	Long-term growth of capital without regard to current income
Clermont Fund	Combination of current income and growth of capital
Select Allocation Fund	Total return, consisting of capital growth and income
Descartes Fund	Long-term growth of capital without regard to current income
Liahona Fund	Growth of capital and current income
Enhanced Income Fund	Total return, consisting of capital growth and income
Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
Select Appreciation Fund	Long-term growth
Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.

The Funds offer the following classes of shares:

Class	Funds Offering Class
Class C	Amerigo Fund
Class N	Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Enhanced Income Fund, Flexible Income Fund, Select Appreciation Fund, and Shelter Fund

Class C Shares are offered subject to a 1.00% contingent deferred sales charge applied to redemptions occurring within eighteen months of purchase. Class N shares are offered at net asset value.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

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AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or valuation consultant on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security

65

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the

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AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2014 for the Funds’ investments measured at fair value:

Amerigo Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$561,113,148	$—	$—	$561,113,148
Money Market Funds	16,617,144	—	—	16,617,144
Collateral for Securities Loaned	74,822,397	—	—	74,822,397
Total	$652,552,689	$—	$—	$652,552,689

Clermont Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$156,967,940	$—	$—	$156,967,940
Equity Funds	258,518,645	—	—	258,518,645
Money Market Funds	13,144,465	—	—	13,144,465
Collateral for Securities Loaned	52,426,887	—	—	52,426,887
Total	$481,057,937	$—	$—	$481,057,937
67

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

Select Allocation Fund

Common Stock	$3,816,557	$—	$—	$3,816,557
Bond Funds	56,502,891	—	—	56,502,891
Equity Funds	236,051,124	—	—	236,051,124
Money Market Funds	10,754,574	—	—	10,754,574
Collateral for Securities Loaned	68,369,049	—	—	68,369,049
Total	$375,494,195	$—	$—	$375,494,195

Descartes Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$22,928,788	$—	$—	$22,928,788
Collateral for Securities Loaned	4,000,000	—	—	4,000,000
Total	$26,928,788	$—	$—	$26,928,788

Liahona Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$2,879,800	$—	$—	$2,879,800
Equity Funds	16,787,092	—	—	16,787,092
Money Market Funds	254,158	—	—	254,158
Collateral for Securities Loaned	3,390,860	—	—	3,390,860
Total	$23,311,910	$—	$—	$23,311,910

Enhanced Income Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$107,135,351	$—	$—	$107,135,351
Money Market Funds	735,698	—	—	735,698
Total	$107,871,049	$—	$—	$107,871,049

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$434,618	$—	$—	$434,618
Total	$434,618	$—	$—	$434,618
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Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$154,715,980	$—	$—	$154,715,980
Equity Funds	18,817,221	—	—	18,817,221
U.S. Government & Agency Obligations	—	16,255,776	—	16,255,776
Money Market Funds	9,129,562	—	—	9,129,562
Collateral for Securities Loaned	25,278,085	—	—	25,278,085
Total	$207,940,848	$16,255,776	$—	$224,196,624

Select Appreciation Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$103,577,018	$—	$—	$103,577,018
Money Market Funds	1,634,730	—	—	1,634,730
Collateral for Securities Loaned	29,151,236	—	—	29,151,236
Total	$134,362,984	$—	$—	$134,362,984

Shelter Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$82,580,994	$—	$—	$82,580,994
Money Market Funds	2,412,977	—	—	2,412,977
Total	$84,993,971	$—	$—	$84,993,971

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

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Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Options Transactions

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With

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purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

For the six months ended October 31, 2014, the Enhanced Income Fund had options written located on the Statements of Assets and Liabilities in the liabilities section in the amount of $434,618.

For the six months ended October 31, 2014, the Fund’s net realized gains, stated in the table below, on options subject to equity price risk are included in the line item marked “Net realized gain (loss) on options written” and the Fund’s net unrealized appreciation/depreciation, stated below, on options subject to equity price risk included in the line item marked “Net change in unrealized appreciation (depreciation) on written options” on the Statements of Operations in this shareholder report and serve as an indicator of the volume of derivative activity for the Fund.

			Change in Unrealized
	Fair Value of	Net Realized	Appreciation/
	Liability Derivatives	Gain	(Depreciation)
Enhanced Income Fund	$434,618	$183,624	$(311,737)

As of October 31, 2014, portfolio securities valued at $104,821,151 were held in escrow by the custodian for call options written for the Enhanced Income Fund.

The number of option contracts written and the premiums received during the six months ended October 31, 2014, were as follows:

	Enhanced Income Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	3,723	$44,595
Options written	30,004	336,248
Options exercised	(879)	(11,224)
Options expired	(20,184)	(224,849)
Options closed	(1,243)	(15,665)
Options outstanding, end of period	11,421	$129,105
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Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2014.

Enhanced Income Fund

			Gross Amounts of Assets Presented in the
Liabilities:			Statement of Assets & Liabilities

	Gross Amounts of		Financial
	Recognized		Instruments		Cash Collateral	Net Amount of
Description	Liabilities		Pledged		Pledged	Assets
Options Written Contracts	$434,618	(1)	$434,618	(2)	$—	$—
Total	$434,618		$434,618		$—	$—

(1)	Written options at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and accordingly, does not include excess collateral pledged.

Securities Sold Short

A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Funds are obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which a Fund sold the security short.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2011-2013), or expected to be taken in the Funds’ 2014 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably

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possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

Distributions to Shareholders

Income will normally be declared and distributed annually for all of the Funds with exception of Enhanced Income and Flexible Income. Income will normally be declared and distributed quarterly for Enhanced Income and monthly for Flexible Income. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.00% of net assets for all funds with the exception of Enhanced Income

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and Flexible Income. The rates these Funds will pay are as follows: Enhanced Income, 0.90%; and Flexible Income, 0.65%.

The Adviser has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through December 31, 2015, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class C (Amerigo Only)	2.15%
Class N (Amerigo, Clermont, Select Allocation, Descartes, Liahona, Select Appreciation and Shelter)	1.15%
Class N (Enhanced)	1.05%
Class N (Flexible Income)	0.80%

The waivers and reimbursements, if any, of the Advisor’s fees for the six months ended October 31, 2014, were as follows:

Fund	Waiver/Reimbursement

Amerigo Fund	$68,101
Clermont Fund	95,444
Select Allocation Fund	142,682
Descartes Fund	119,980
Liahona Fund	130,401
Enhanced Income Fund	133,477
Flexible Income Fund	122,536
Select Appreciation Fund	101,406
Shelter Fund	55,754
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Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. During the six months ended October 31, 2014, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated.

Fund	2015	2016	2017	Total
Amerigo Fund	$84,102	$137,119	$68,101	$289,322
Clermont Fund	190,941	194,887	95,444	481,272
Select Allocation Fund	254,216	262,685	142,682	659,583
Descartes Fund	194,363	207,898	119,980	522,241
Liahona Fund	203,266	208,419	130,401	542,086
Enhanced Income Fund	215,163	264,841	133,477	613,481
Flexible Income Fund	220,663	258,414	122,536	601,613
Select Appreciation Fund	173,168	186,451	101,406	461,025
Shelter Fund	89,893	110,528	55,754	256,175

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 0.75% of the average daily net assets attributable to Class C shares. The Plan for Class C shares also provides for the payment of a shareholder service fee at an annualized rate of 0.25% of the average daily net assets attributable to the Class C shares.

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During the six months ended October 31, 2014, the Amerigo Fund Class C shares incurred $13,394 pursuant to the Plan. Class N shares do not pay any 12b-1 distribution or shareholder service fees.

Trustees Fees

Prior to July 2014, the Trust paid each Trustee of the Trust who was not an interested person a fee of $6,000 per quarter. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Effective July 2014, the Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Two Trustees and certain officers of the Trust are officers of GFS, NLCS, the Advisor and/or the Distributor.

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2014, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Amerigo Fund	$556,548,734	$98,279,647	$(2,275,692)	$96,003,955
Clermont Fund	447,103,828	35,587,103	(1,632,994)	33,954,109
Select Allocation Fund	335,508,581	41,045,353	(1,059,739)	39,985,614
Descartes Fund	21,957,081	4,971,707	—	4,971,707
Liahona Fund	23,031,498	297,279	(16,867)	280,412
Enhanced Income Fund	108,710,469	6,728,657	(7,568,077)	(839,420)
Flexible Income Fund	222,513,940	3,400,098	(1,717,414)	1,682,684
Select Appreciation Fund	117,383,432	17,241,667	(262,115)	16,979,552
Shelter Fund	74,519,910	10,474,061	—	10,474,061
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5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the year ended October 31, 2014, were as follows:

	Purchases	Sales
Amerigo Fund	$123,078,834	$61,723,223
Clermont Fund	166,148,132	52,168,565
Select Allocation Fund	87,819,538	27,982,316
Descartes Fund	10,828,640	153,639,779
Liahona Fund	39,634,980	276,764,853
Enhanced Income Fund	54,260,114	61,042,442
Flexible Income Fund	33,811,216	2,022,933
Select Appreciation Fund	28,326,914	17,793,709
Shelter Fund	42,096,708	31,370,561
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6.	Shareholders’ Transactions

At October 31, 2014, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Period Ended		Year Ended
	October 31, 2014		April 30, 2014
Amerigo Fund	Shares	Dollars	Shares	Dollars
Class C Shares:
Shares Sold	4,046	$68,689	5,156	$81,050
Shares redeemed	(10,147)	(172,266)	(47,192)	(719,940)
Net decrease	(6,101)	$(103,577)	(42,036)	$(638,890)

Amerigo Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	8,299,242	$148,873,369	3,542,413	$58,565,647
Shares issued to shareholders in reinvestment	—	—	197,241	3,368,884
Shares redeemed	(4,130,231)	(74,137,641)	(7,597,350)	(124,626,740)
Net decrease	4,169,011	$74,735,728	(3,857,696)	$(62,692,209)

Clermont Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	13,928,652	$152,025,148	5,367,969	$58,530,753
Shares issued to shareholders in reinvestment	—	—	1,909,199	20,218,414
Shares redeemed	(3,302,596)	(36,162,328)	(6,501,033)	(70,931,910)
Net increase/(decrease)	10,626,056	$115,862,820	776,135	$7,817,257

Select Allocation	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	8,403,802	$95,685,320	3,242,377	$36,108,381
Shares issued to shareholders in reinvestment	—	—	1,666,476	18,197,919
Shares redeemed	(3,009,193)	(34,225,498)	(4,577,373)	(51,114,455)
Net increase/(decrease)	5,394,609	$61,459,822	331,480	$3,191,845
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	Period Ended		Year Ended
	October 31, 2014		April 30, 2014
Descartes Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	645,156	$8,486,505	1,601,921	$20,110,611
Shares issued to shareholders in reinvestment	—	—	672,453	8,459,456
Shares redeemed	(11,727,071)	(153,693,960)	(3,418,539)	(42,752,717)
Net decrease	(11,081,915)	$(145,207,455)	(1,144,165)	$(14,182,650)

Liahona Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,700,775	$18,320,139	4,123,866	$44,303,811
Shares issued to shareholders in reinvestment	—	—	2,051,198	21,352,972
Shares redeemed	(23,952,413)	(257,356,171)	(5,225,918)	(56,177,824)
Net increase	(22,251,638)	$(239,036,032)	949,146	$9,478,959

Enhanced Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	2,395,310	$25,313,774	2,135,335	$22,483,893
Shares issued to shareholders in reinvestment	17,628	187,557	338,630	3,546,554
Shares redeemed	(1,171,722)	(12,387,942)	(2,747,267)	(29,035,098)
Net increase/(decrease)	1,241,216	$13,113,389	(273,302)	$(3,004,651)

Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	4,979,035	$51,780,601	3,899,303	$40,651,921
Shares issued to shareholders in reinvestment	179,681	1,871,656	531,081	5,478,627
Shares redeemed	(2,038,710)	(21,209,262)	(4,115,069)	(42,834,285)
Net increase	3,120,006	$32,442,995	315,315	$3,296,263
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	Period Ended		Year Ended
	October 31, 2014		April 30, 2013
Select Appreciation Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,783,739	$24,033,283	1,723,145	$21,904,098
Shares issued to shareholders in reinvestment	—	—	277,766	3,419,304
Shares redeemed	(1,049,086)	(14,253,049)	(1,897,643)	(23,786,831)
Net increase	734,653	$9,780,234	103,268	$1,536,571

Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:
Shares Sold	1,539,218	$19,252,853	1,105,052	$10,733,996
Shares issued to shareholders in reinvestment	—	—	—	—
Shares redeemed	(641,383)	(8,044,383)	(3,422,162)	(33,041,617)
Net increase (decrease)	897,835	$11,208,470	(2,317,110)	$(22,307,621)

7.	Securities Lending

Amerigo Fund, Clermont Fund, Select Allocation Fund, Descartes Fund, Liahona Fund, Flexible Income Fund and the Select Appreciation Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a Foot Note on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

			Gross Amounts not offset in the
			Statement of Assets & Liabilities
	Gross Amounts Recognized		Financial
	in Statements of Assets &		Instruments		Cash Collateral	Net Amount of
Fund	Liabilities		Pledged		Pledged	Assets
Amerigo Fund	$74,822,397	(1)	$74,822,397	(2)	$—	$—
Clermont Fund	52,426,887	(1)	52,426,887	(2)	—	—
Select Allocation Fund	68,369,049	(1)	68,369,049	(2)	—	—
Descartes Fund	4,000,000	(1)	4,000,000	(2)	—	—
Liahona Fund	3,390,860	(1)	3,390,860	(2)	—	—
Flexible Income Fund	25,278,085	(1)	25,278,085	(2)	—	—
Select Appreciation Fund	29,151,236	(1)	29,151,236	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.
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8.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the fiscal years ended April 30, 2014 and April 30, 2013 was as follows:

	For the year ended April 30, 2014:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Amerigo Fund	$3,395,804	$—	$—	$3,395,804
Clermont Fund	5,159,963	15,243,740	—	20,403,703
Select Allocation Fund	6,404,709	11,939,892	—	18,344,601
Descartes Fund	2,308,273	6,193,613	—	8,501,886
Liahona Fund	1,838,765	19,696,221	—	21,534,986
Enhanced Income Fund	1,406,894	2,188,741	—	3,595,635
Flexible Income Fund	3,583,109	1,904,828	—	5,487,937
Select Appreciation Fund	1,528,987	12,199,327	—	13,728,314
Shelter Fund	178,166	—	—	178,166

	For the year ended April 30, 2013:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Amerigo Fund	$1,901,007	$—	$—	$1,901,007
Clermont Fund	4,768,742	—	—	4,768,742
Select Allocation Fund	2,428,331	—	—	2,428,331
Descartes Fund	942,106	—	—	942,106
Liahona Fund	1,961,459	4,155,786	—	6,117,245
Enhanced Income Fund	1,263,135	—	360,246	1,623,381
Flexible Income Fund	3,772,089	559,727	—	4,331,816
Select Appreciation Fund	697,029	2,723,274	—	3,420,303
81

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

As of April 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Amerigo Fund	$3,643,853	$—	$—	$(9,101,571)	$—	$97,435,085	$91,977,367
Clermont Fund	—	2,485,785	—	—	—	31,180,807	33,666,592
Select Allocation Fund	—	1,143,819	—	—	—	34,641,912	35,785,731
Descartes Fund	—	933,424	—	—	—	32,914,201	33,847,625
Liahona Fund	48,243	5,367,154	—	—	—	28,024,981	33,440,378
Enhanced Income Fund	—	—	(38,685)	—	(314,891)	(1,803,047)	(2,156,623)
Flexible Income Fund	349,146	—	(75,299)	(81,169)	—	2,024,398	2,217,076
Select Appreciation Fund	104,212	1,459,128	—	—	—	17,538,321	19,101,661
Shelter Fund	388,855	—	—	(9,442)	—	6,154,056	6,533,469

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Enhanced Income Fund	$38,685
Flexible Income Fund	75,299

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment. As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized. At April 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
Portfolio	2018	Short-Term	Long-Term	Total
Amerigo Fund	$9,101,571	$—	$—	$9,101,571
Flexible Income Fund	—	81,169	—	81,169
Shelter Fund	—	9,442	—	9,442
82

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)(Continued)
October 31, 2014

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, adjustments for paydowns, real estate investment trusts, grantor trusts, partnerships and the capitalization of in lieu dividend payments, resulted in reclassifications for the following the Funds for the year ended April 30, 2014 as follows:

	Undistributed	Undistributed
	Ordinary	Long-Term
Portfolio	Income (Loss)	Gains (Loss)
Amerigo Fund	$102,087	$(102,087)
Clermont Fund	3,126,807	(3,126,807)
Select Allocation Fund	2,559,053	(2,559,053)
Descartes Fund	1,037,824	(1,037,824)
Liahona Fund	(25,958)	25,958
Enhanced Income Fund	101,861	(101,861)
Flexible Income Fund	275,898	(275,898)
Select Appreciation Fund	540,199	(540,199)
Shelter Fund	(1,436)	1,436

9.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Effective November 3, 2014 the Advisor made material changes to each Fund’s investment strategy, risk and Fund names. The Fund’s new names are as follows:

Old Fund Name	New Fund Name
AdvisorOne Amerigo Fund	CLS Global Diversified Equity Fund
AdvisorOne Clermont Fund	CLS Global Growth and Income Fund
AdvisorOne Select Appreciation Fund	CLS Global Aggressive Equity Fund
AdvisorOne Descartes Fund	CLS Domestic Equity Fund
AdvisorOne Liahona Fund	CLS International Equity Fund
AdvisorOne Select Allocation Fund	CLS Global Growth Fund
AdvisorOne Enhanced Income Fund	CLS Enhanced Long/Short Fund
AdvisorOne Flexible Income Fund	CLS Flexible Income Fund
AdvisorOne Shelter Fund	CLS Shelter Fund

Effective November 3, 2014, each Fund lowered its management fee by 0.25% of average daily net assets and added a shareholder servicing fee of 0.25% of average daily net assets to Class N Shares.

83

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account
	Account Value	Value	Expense Ratio	Expenses Paid
	5/1/2014	10/31/2014	(Annualized)	During the Period
Amerigo Fund
Actual:
Class C	$1,000.00	$1,030.70	2.15%	$10.98	*
Class N	1,000.00	1,014.37	1.15%	5.89	*
Hypothetical (5% return before expenses):
Class C	1,000.00	1,014.37	2.15%	10.92	*
Class N	1,000.00	1,019.41	1.15%	5.85	*
Clermont Fund
Actual	1,000.00	1,014.80	1.15%	5.83	*
Hypothetical (5% return before expenses):	1,000.00	1,019.42	1.15%	5.84	*

*	Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.
84

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited) (Continued)

	Beginning	Ending Account
	Account Value	Value	Expense Ratio	Expenses Paid
	5/1/2014	10/31/2014	(Annualized)	During the Period
Select Allocation Fund
Actual	1,000.00	1,028.70	1.15%	5.88	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Descartes Fund
Actual	1,000.00	1,048.30	1.15%	5.96	*
Hypothetical (5% return before expenses):	1,000.00	1,019.38	1.15%	5.88	*
Liahona Fund
Actual	1,000.00	1,037.70	1.15%	5.91	*
Hypothetical (5% return before expenses):	1,000.00	1,019.28	1.15%	5.85	*
Enhanced Income Fund
Actual	1,000.00	1,011.50	1.05%	5.32	*
Hypothetical (5% return before expenses):	1,000.00	1,019.91	1.05%	5.35	*
Flexible Income Fund
Actual	1,000.00	1,016.00	0.80%	4.07	*
Hypothetical (5% return before expenses):	1,000.00	1,021.17	0.80%	4.08	*
Select Appreciation Fund
Actual	1,000.00	1,019.30	1.15%	5.85	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*
Shelter Fund
Actual	1,000.00	1,048.30	1.15%	5.94	*
Hypothetical (5% return before expenses):	1,000.00	1,019.41	1.15%	5.85	*

*	Expenses are equal to the Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.
85

Rev. Jan. 2014

FACTS	WHAT DOES ADVISORONE FUNDS (“ADVISORONE”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	●	Social Security number	●	Account transactions
	●	Employment information	●	Income
	●	Account balances	●	Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons AdvisorOne chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AdvisorOne share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (866) 811-0225 or go www.advisoronefunds.com
86

Who we are
Who is providing this notice?	AdvisorOne Funds
What we do
How does AdvisorOne protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does AdvisorOne collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control.

They can be financial and nonfinancial companies.

The following companies may be considered affiliates of AdvisorOne:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    Gemcom, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Gemini Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● AdvisorOne does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.
87

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

17605 Wright Street ● Omaha, NE 68130

866-811-0225 ● www.advisoronefunds.com

Distributed by Northern Lights Distributors, LLC, Member FINRA

6449-NLD-12/18/2014 0836-CLS-1/9/2015

Item 2. Code of Ethics.   Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert.  Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services.  Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not required for semi-annual reports.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

    /s/ Ryan Beach, President

       Ryan Beach, President

Date

1/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, President

Ryan Beach, President

Date

1/8/15

By (Signature and Title)

/s/ Brian Curley

      Brian Curley, Treasurer

Date

1/8/15